As filed with the Securities and Exchange Commission on December 20, 1999

                                        Securities Act Registration No. 33-94668
                                    Investment Company Registration No. 811-9070

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                      Post-Effective Amendment No. 7   x                    |X|
                                                     -----
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|
                               Amendment No. 9                              |X|
                     (Check appropriate box or boxes)  x
                                                     -----

                                  DEVCAP TRUST
                        (a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                             209 West Fayette Street
                         Baltimore, Maryland 21201-3443
                    (Address of principal executive offices)

                                 (800) 371-2655
               Registrant's telephone number, including area code

                               Joseph N. St. Clair
                              209 West Fayette St.
                         Baltimore, Maryland 21201-3443
                     (Name and Address of Agent for Service)


                            ------------------------
                                    Copy to:

                              Beth R. Kramer, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, N.Y. 10019-5820
                            ------------------------

It is proposed that this filing will become effective: (check appropriate box)
                   ____immediately upon filing pursuant to paragraph  (b)
                   ____on  (date) pursuant  to paragraph (b)
                    x  60  days after filing pursuant to paragraph (a) (i)
                   ____on (date) pursuant to paragraph (a)(i)
                   ____75 days after filing pursuant to paragraph  (a)(ii)
                   ____on (date) pursuant to paragraph (a)(ii) of Rule 485
                 If appropriate, check the following box:
                   ____this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                       DECLARATION PURSUANT TO RULE 24f-2
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. Registrant has filed the Rule 24f-2 Notice for its fiscal year ended July 31, 1999 on October 29, 1999.
================================================================================

                                  [DEVCAP LOGO]


                            DEVCAP Shared Return Fund

  A mutual fund that has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return by attempting to match the total return of the Standard &
        Poor's(R) Composite Stock Price Index in accordance with socially responsible investment practices. The Fund's charitable objective is to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.













                                   Prospectus

                               February [18], 2000







        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed on the adequacy of this prospectus.
              Anyone who tells you otherwise is committing a crime.

                                Table of Contents

Fund Details..................................................................3
     Fund Objectives..........................................................3
     Principal Investment Strategies..........................................3
     Principal Risks of Investing in the Fund.................................4
     Performance..............................................................6
     Fees and Expenses........................................................7

Fund Management...............................................................8
     The Investment Manager and Sub-Adviser...................................8
     Fund Distribution........................................................8

Shareholder Information.......................................................9
     Pricing of Fund Shares...................................................9
     Buying and Selling Shares................................................9
     Charitable Contributions Program........................................12
     Dividends and Capital Gains Distributions...............................13
     Tax Consequences........................................................13

The Year 2000 Problem........................................................14

Financial Highlights.........................................................15

DEVCAP Non-Profit............................................................16

Account Registration Information.............................................17


This prospectus describes the objectives and strategies of the Fund, the potential risks of investing, the Fund's management, and other information necessary to make an informed investment decision. Please read it carefully before you invest and then retain it for future reference.

The Fund is a separate series of DEVCAP Trust.

FUND DETAILS

Fund Objectives
---------------
The Fund has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return by attempting to match the total return of the Standard & Poor's(R) Composite Stock Price Index (the "S&P 500 Index") in accordance with socially responsible investment practices. The Fund's charitable objective is to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.



Principal Investment Strategies
-------------------------------

Using an "indexing" approach to select investments
-------------------------------------------------

The Fund's Investment Manager, Christian Brothers Investment Services, Inc. (the "Investment Manager" or "CBIS"), and Sub-Adviser, RhumbLine Advisers (the "Sub-Adviser" or RhumbLine"), will utilize a "passive" or "indexing" investment approach in seeking the Fund's investment objective. In pursuing the Fund's investment objective, the Investment Manager will attempt, to the extent practicable, to allocate the Fund's portfolio among common stocks in approximately the same proportion as they are represented in the S&P 500 Index.

The S&P 500 Index is a widely recognized, unmanaged index composed of 500 selected common stocks, most of which are large-capitalization companies listed on the New York Stock Exchange, and all of which are traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's Corporation ("S&P") and is based on factors such as a stock's market capitalization, trading activity and representation in a particular industry group. S&P chooses the stocks to be included on the S&P 500 Index solely on a statistical basis and may change the composition of the S&P 500 Index from time to time. The inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or in any way affiliated with the Fund.

The Sub-Adviser seeks a correlation between the performance of the Fund and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Sub-Adviser monitors the correlation between the performance of the Fund and the S&P 500 Index on a regular basis, subject to supervision by the Investment Manager.

The Sub-Adviser will ordinarily buy and sell securities for the Fund to reflect certain administrative changes in the S&P 500 Index (e.g., mergers or changes in the composition of the S&P 500 Index) to accommodate cash flows into and out of the Fund, and to maintain the similarity of the Fund to the S&P 500 Index. However, the Fund may omit or remove an S&P 500 Index stock from its portfolio if the Sub-Adviser judges the stock to be insufficiently liquid or believes the investment has been substantially impaired by extraordinary events or financial conditions. The Sub- Adviser may purchase stocks that are not included in the S&P 500 Index to adjust for these differences.

Investing in accordance with socially responsible investment practices The Fund will be managed in accordance with the Socially Responsible Investment Guidelines (the "SRI Guidelines") developed by the Investment Manager and Fund management, and endorsed by the Fund's Board of Trustees. The Investment Manager and Sub-Adviser will not invest in companies that maintain certain policies that do not conform to the SRI Guidelines. These companies include:

         o Companies that manufacture abortion and/or contraception products and hospitals that perform elective abortions.

         o Companies involved in the production of tobacco products, including companies that produce cigarettes, pipe tobacco, or smokeless tobacco products, and companies which process or trade tobacco or distribute wholesale raw tobacco to producers of tobacco products. This policy does not include tobacco retailers, tobacco suppliers or companies with ties to the tobacco industry.

         o Companies that derive substantial revenue from the production of products used for violent purposes, including companies that manufacture nuclear weapons, land mines, and handguns; and companies that are major producers of military weapons.

         o Companies that have demonstrated a pattern of behavior indicating a threat to the environment in certain areas, including toxic emissions, superfund sites, oil and chemical spills, and fines related to environmental violations of federal, state and local laws.

         o Companies whose main line of business is pornography, i.e., companies that derive 50% of their revenues from products or services intended exclusively to appeal to the prurient interest or to incite sexual excitement, including, but not limited to, sexually explicit (X-rated) films, videos, publications, and software; topless bars and strip clubs; and sexually oriented telephone and Internet services.


As of November 30, 1999, 48 companies listed on the S&P 500 Index would have been restricted from investment by the Fund because they are ineligible under the SRI Guidelines.

Types of Investments
--------------------

The Sub-Adviser expects to invest at least 95% of the Fund's net assets in common stocks of companies included in the S&P 500 Index. Common stock represents a share of ownership interest in a company. The Fund may also invest, to a lesser degree, in certain other types of securities, including money market securities, investment grade short-term debt securities, and foreign securities.

Because the Sub-Adviser expects to hold securities as long-term investments, the Fund does not expect to engage in active and frequent trading of securities to achieve its principal investment strategies. See the Statement of Additional Information for more detailed information about the Fund's investment strategies and the types of securities in which the Fund may invest.



PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments involve some degree of risk. When you sell shares of the Fund, they could be worth less than what you paid for them. There is never any assurance that a fund will perform as it has in the past. Loss of money is a risk of investing in the Fund. It is important that you understand that the Fund's performance may be affected by the risks described below.

         o Market risk. Stock markets are volatile and prices of equity securities can decline significantly in response to adverse political, regulatory or economic developments. The value of the Fund may be affected by a decline in financial markets in general.

         o Price fluctuations of common stocks. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions.

         o Foreign securities. Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate
              fluctuation,   tax  provisions,  war  or  expropriation)  than  do
              securities of domestic issuers.

        o Investment Manager and Sub-Adviser risk. There can be no assurance that the Investment Manager's and Sub-Adviser's application of the Fund's investment strategies will be successful and the Fund may underperform the stock market or other funds. The ability of the Fund to seek its investment objective will be affected by, among other things, the ability of the Sub-Adviser to manage cash flows into and out of the Fund.

         o Risk of investing in a passively managed fund. The Fund's securities will ordinarily not be sold except to add or remove stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay shareholders who wish to sell their shares. As such, the adverse performance of a particular stock ordinarily will not result in the removal or substitution of the stock from the Fund and the Fund will remain invested in stocks even when stock prices are generally falling. In addition, the performance of the S&P 500 Index is a hypothetical number that does not take into account brokerage and other transaction costs which will be borne by the Fund (e.g., management fee, transfer agency and accounting costs).

              The Fund's ability to correlate its performance to the S&P 500 Index may be affected by the restrictions on investing in certain S&P 500 index stocks imposed by the SRI Guidelines. In such circumstances, the Sub-Adviser will, to the extent possible, attempt to identify investment opportunities in companies of comparable size and market position, and which are engaged in the same or a related industry. In addition, the Fund may not always be invested in the less heavily weighted S&P 500 Index stocks and may at times have its portfolio weighted differently from the S&P 500 Index due to the difficulty and expense of executing relatively small stock transactions.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The information in the chart below shows the Fund's calendar year annual total returns over the past four years. The performance information below shows total annual returns achieved under a previous investment manager. The Fund's previous investment manager sought to achieve the Fund's investment objective by matching the performance of the Domini 400 Social Index(sm), an index consisting of 400 stocks (approximately 60% of which are included in the S&P 500 Index) chosen for their corporate and social responsibility.

Results based on the past performance of a fund are not an indication of how the fund will perform in the future. However, a review of the Fund's past performance can help illustrate the variability of Fund returns and the risks of investing in the Fund over time. The calculation of total return in the chart and table below assumes reinvestment of all capital gains and dividends.


Annual Total Returns (calendar years)
-------------------------------------


        40.00% |
               |                   34.65%
        30.00% |                                31.89%
               |
       20.00%  |    19.96%
               |
               |
       10.00%  |                                                 ---%
               |
        0.00%  |
               |
      -10.00%  |
               __________________________________________________________
                    1996           1997          1998           1999



During the periods shown in the bar chart, the highest return for the Fund for a quarter was [___]% (quarter ending [________, ___]) and the lowest return for the Fund for a quarter was [____]% (quarter ending [___________, ____]).

The table below compares the Fund's average annual returns to the annual returns of the S&P 500 Index. It provides an indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.

Average Annual Total Returns
----------------------------


For periods ended December 31, 1999           Past 1 year   Past 5 years   Life of Fund(1)
-----------------------------------           -----------   ------------   ------------

DEVCAP Shared Return Fund                        [___]%          n/a         [_____]%
S&P 500 Index(2)                                 [___%          [___]%       [_____]%

(1)  The Fund commenced operations on October 19, 1995.
(2) The S&P 500 Index is the Standard and Poor's Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.


FEES AND EXPENSES
                                    Fee Table

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)................................     None
Maximum Deferred Sales Charge (Load).................................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions............................................     None
Redemption Fee(1)....................................................     None
Exchange Fee.........................................................     None


Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets)
Management Fees......................................................    0.25%
Distribution and/or Service (12b-1) Fees.............................    0.25%
Other Expenses.......................................................    1.61%
Total Annual Fund Operating Expenses.................................    2.11%
Less Reimbursed Expenses (2).........................................    0.36%
Net Fund Operating Expenses..........................................    1.75%


(1) The transfer agent charges $10 for each wire redemption and $16 for each IRA redemption.
(2) Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, Development Capital Fund ("DEVCAP Non-Profit"), has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.


Example
-------

This example illustrates the cost of investing in the Fund over various time periods. It is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

         o you invest $10,000 in the Fund and sell all of your shares at the end of the time periods indicated

         o   your investment returns 5% each year

         o the Fund's operating expenses remain the same for the time periods indicated

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year           3 Years         5 Years         10 Years
           ------           -------         -------         --------

           $178               $626          $1,101           $2,413

FUND MANAGEMENT

The discussion below provides information about the Fund's management and distribution arrangements. See the Statement of Additional Information for more detailed information about the Fund's management and for additional information about the Fund's other service providers.


The Investment Manager and Sub-Adviser
--------------------------------------

Christian Brothers Investment Services, Inc. serves as the Fund's Investment Manager pursuant to an investment management agreement approved by the Fund's shareholders on February 17, 2000. CBIS provides the Fund with investment management and certain other administrative services. CBIS, a corporation organized under the laws of the State of Illinois, is owned by the Districts of the U.S. Region of the Brothers of the Christian Schools. CBIS has been a registered investment adviser under the Investment Advisers Act of 1940
("Advisers Act") since 1981. As of October 31, 1999, CBIS had approximately $2.27 billion in assets under management. Its principal business office is located at 675 Third Avenue, 31st Floor, New York, N.Y. 10017-5704.

The Fund pays CBIS an annual management fee of 0.25% of the Fund's average daily net assets for the services furnished to the Fund. Out of this fee CBIS pays the Fund's custodial fees. The Fund's investment management agreement describes the management fee, which is computed daily and paid monthly, and other expenses that the Fund must pay. Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, DEVCAP Non-Profit, has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.

RhumbLine Advisers is the Fund's Sub-Adviser. RhumbLine provides investment sub-advisory services to the Fund on a day-to-day basis pursuant to a sub-advisory agreement between RhumbLine and CBIS. As Sub-Adviser, RhumbLine will perform investment management services for the Fund, including the selection of investments, subject to supervision of CBIS. RhumbLine was established as a partnership on October 12, 1990 and has been registered as an investment adviser under the Advisers Act since 1990. Its principal business office is located at 30 Rowes Wharf, Boston, MA 02110.

As  compensation   for  its  sub-advisory   services,   CBIS  pays  RhumbLine  a
sub-advisory fee of 0.07% of the aggregate amount of assets managed by RhumbLine as sub-adviser for CBIS clients (including the Fund).

Prior to February 17, 2000, the Fund invested all of its assets in a portfolio which was managed by Domini Social Investments, LLC ("Domini"). Domini had managed the Fund's assets since October 1997 and received an annual management fee of 0.20% of the portfolio's average daily net assets for its investment management and administrative services. Domini had retained a sub-adviser to which it paid an annual sub-advisory fee of 0.07% of the portfolio's average daily net assets.

Fund Distribution
-----------------

CBIS Financial Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

The Board of Trustees ("Trustees") of DEVCAP Trust (the "Trust") has adopted a distribution plan on behalf of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, to allow the Fund to pay distribution fees related to the sale and distribution of Fund shares and other fees for services provided to shareholders. The distribution plan authorizes the Fund to reimburse the Distributor up to 0.25% of the Fund's average daily net assets for expenses incurred in connection with the sale and distribution of Fund shares and other fees for services provided to shareholders. These fees and expenses may include payments to employees of the Distributor, payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, expenses related to advertising, printing and distributing prospectuses and reports, expenses related to preparing and printing sales literature and other distribution-related expenses. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of your investment and could cost you more than paying other types of sales charges.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
----------------------

All purchases and sales of Fund shares will be processed at the net asset value ("NAV") per share next calculated after your request is received by the Fund. The Fund's NAV is calculated by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of outstanding shares of the Fund.

              NAV    =   Total Assets  -  Liabilities
                         Number of Shares Outstanding

The Fund's NAV is determined at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your purchase or redemption request must be received by the Fund in good order by the close of the regular trading session of the NYSE. (Please see page 12 for a definition of "good order.") Securities are valued at market value or, if a market quotation is not readily available, at their fair value as determined by the Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

You can request the Fund's current NAV by calling (800) 371-2655. See the Statement of Additional Information for more detailed information about the pricing of Fund shares.


Buying and Selling Shares

General Information
-------------------

You may buy or sell shares of the Fund directly from the Fund in the manner described below. The Fund does not impose a sales charge to buy or sell shares. For general account, product or service information or shareholder questions concerning the procedures outlined below contact:

              DEVCAP Shared Return Fund
              P.O. Box 2152
              Milwaukee, WI 53201-2152
              Telephone: (800) 371-2655

You may also buy or sell shares of the Fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying and selling shares of the Fund may differ. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker-dealer or other investment professional.

If you are investing in the Fund for the first time you will need to establish an account by completing an account application. Please note that the application(s) which you will need may vary depending on the type of account you desire. To request an account application call (800) 371-2655. The different types of accounts you may establish are the following:

         o Individual or Joint Account. Individual accounts are owned by one person. Joint accounts have two or more owners. You can use a regular account application to open these types of accounts.

         o Individual Retirement Plan Accounts. You can purchase shares through an Individual Retirement Account (IRA). Retirement plan accounts require a special account application.

         o Gifts or Transfers to a Minor (UGMA or UTMA) Accounts. A UGMA/UTMA account is a custodial account managed for the benefit of a minor. This type of account requires a regular account application and may require additional information.

         o Trust Accounts. An established trust can open an account. This type of account requires a regular account application and may require additional documentation.

        o      Business Accounts. Corporations and partnerships may also open an
               account.   This  type  of  account  requires  a  regular  account
               application and may require additional documentation.

Please note that the following investment minimums apply when buying shares of the Fund:


Investment Minimums
-------------------

To open a  regular account.......................................    $   1,000
To add to a regular account......................................         None
To open a regular account with an
   Automatic Investment Plan.....................................    $     500
To add to a regular account with an
   Automatic Investment Plan.....................................    $      25
To open an IRA account...........................................    $     250
To add to an IRA account.........................................         None

These minimums may be waived or lowered by the Fund.


Buying Shares
-------------

The price to buy one share of the Fund is the Fund's NAV. There is no sales charge imposed when buying Fund shares. When you buy shares, your request will be processed at the next NAV calculated after your order is received.
When you place an order to buy shares please note the following:

         o All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

         o Cash, credit cards, third party checks and credit card checks will not be accepted.

         o     Checks must be made payable to "DEVCAP Shared Return Fund."

         o If a purchase does not clear your bank, the Fund reserves the right to cancel the purchase. The Fund will charge a $20 service fee against your account for any check or electronic funds transfer returned unpaid. Your purchase will be canceled, and you will be responsible for any resulting loss to the Fund.


Short-term or excessive trading into and out of the Fund may harm performance by disrupting the Fund's investment strategies and increasing the Fund's expenses. Accordingly, the Fund reserves the right to reject any purchase orders, particularly from market timers or investors who, in the Fund management's opinion, are likely to engage in short-term or excessive trading that has been or may be disruptive to the Fund. If your purchase order is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase.

The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

You may buy shares of the Fund through the following options:

         o By Mail. Complete and sign the appropriate account application. Make your check payable to "DEVCAP Shared Return Fund." Mail the account application and check to the following address:

                    DEVCAP Shared Return Fund
                    P.O. Box 2152
                    Milwaukee,  WI 53201-2152

         o by Wire. Call (800) 371-2655 to arrange to establish an account number and receive wire instructions. An investor desiring to purchase shares by a wire transfer of funds should request its bank to immediately transmit available funds. Bank wires for the purchase of shares should be sent to:

                     UMB Bank NA
                     ABA#  101000695
                     For Credit  to:  DEVCAP Trust
                     A/C#  987-096-4139
                     For further credit to:
                     Include Shareholder Name, Address, and Account Number

You may also buy shares of the Fund through an Automatic Investment Plan which allows you to invest, through your bank, specified dollar amounts at regular intervals (minimum of $25 in monthly, quarterly, semi-annual or annual intervals). For more information call (800) 371-2655.

Shares of the Fund may also be purchased by exchanging securities for shares of the Fund. The Fund will not accept a security in exchange for Fund shares unless: (i) the security is consistent with the investment objectives and policies of the Fund; and (ii) the security is deemed acceptable by the Investment Manager and the Sub-Adviser.

Selling Shares
--------------

The price to sell or redeem one share of the Fund is the Fund's NAV. You may sell all or a portion of your shares on any business day and there is no redemption charge imposed on sales of Fund shares. Your shares will be sold at the next NAV calculated after your redemption request has been received in good order. (Please see page 12 for a definition of "good order.") The value of the shares that you sold may be more or less than your original purchase price.

When you place a redemption request please note the following:

         o It may take up to seven days to process your redemption request.

         o Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to 15 days after a purchase.

         o Redemptions may be suspended or payment dates postponed when the NYSE, the Fund or the Fund's transfer agent are closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

         o Redemption proceeds may be paid in securities or other assets rather than in cash if the Trustees determine it is in the best interests of the Fund.

         o The Fund reserves the right to modify its redemption procedures.

         o You will not receive interest on amounts represented by uncashed redemption checks.

         o The Fund reserves the right to refuse wire or telephone redemptions.

         o Signature guarantees are required for the following: (i) redemption requests over $10,000; (ii) redemptions made within 30 days of a change of address; (iii) if the proceeds of redemption (regardless of amount) are to be sent to a person other than the registered holder and/or to an address other than the address of record; and (iv) transfers of shares. Signature guarantees may be obtained from a commercial bank or trust company in the United States, a member of the NYSE and some savings and loan associations. A notary public is not acceptable.

         o The Fund reserves the right to redeem involuntarily on at least 30 days' notice the balance in a shareholder's account having a current value of less than $250, but not if an account falls below $250 due to a change in the market value of the Fund's shares.

You may request to sell your shares by mail or by telephone, subject to certain procedures. You may sell shares of the Fund through the following options:

         o By Mail. Send a written redemption request, including your name, the Fund's name, your account number, and the dollar amount or number of shares to be sold to the following address:

                                    DEVCAP Shared Return Fund
                                    P.O. Box 2152
                                    Milwaukee, WI 53201-2152

              For overnight deliveries, please use the following address:

                                    DEVCAP Shared Return Fund
                                    c/o Sunstone Financial Group, Inc.
                                    207 East Buffalo St.
                                    Suite 315
                                    Milwaukee, WI 53202

              Your redemption request must be in "good order" to be accepted. Requests in "good order" must include the following:

                  1. A letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered (if the shares are in street name, you must sell the shares through your investment professional);

                  2. Any required signature guarantees. To protect shareholder accounts, the Fund and the Fund's transfer agent from fraud, signature guarantees may be required in certain instances, including redemptions in excess of $10,000, to enable the transfer agent to verify the identity of the person who has authorized a redemption request from an account.

                  3. Any additional information or supporting legal documents which the Fund may require.

         o By Telephone. If you did not waive the telephone redemption privilege on your new account application you may sell shares over the telephone by calling the Fund's transfer agent at (800) 371-2655. In order to sell shares over the telephone you must provide your account number and your social security number. For your protection, telephone redemption requests will be recorded in order to verify their accuracy. If the Fund follows reasonable procedures to confirm that redemption instructions are genuine it shall not be liable for unauthorized or fraudulent redemption requests.

Redemption proceeds can be sent by mail, wire or electronic funds transfer. Redemptions will be sent to pre-authorized addresses. There is a $10.00 fee for wire redemption which will be deducted from your proceeds. Payment may be delayed for up to 15 days on redemption requests for recent purchases made by check or electronic funds transfer in order to ensure that the purchase has cleared.

Any time you sell shares of the Fund in a taxable account, it is considered a taxable event on which you may recognize a gain or a loss.


CHARITABLE CONTRIBUTIONS PROGRAM

The Fund is designed to enable you to share the total return of your investment in the Fund with DEVCAP Non-Profit, a non-profit organization that promotes micro-enterprise development programs in developing countries. You may indicate your desire to make an annual contribution to DEVCAP Non-Profit when you initially purchase shares of the Fund. You may elect to contribute a percentage of your total returns in any one of the following increments: 10%, 25%, 50%, 75% or 100%. You may subsequently change the amount of your total returns that you wish to contribute. Additionally, you may elect not to contribute any portion of your returns.


On or about the third week of November, the Fund will mail a notice of record indicating the dollar amount of your estimated contribution for that year, based on your contribution election and your estimated year-to-date total return. In order to change your contribution election, you must notify the Fund on or before the second Friday of December by calling (800) 371-2655 (option 3) or by writing to the following address:

                  DEVCAP Shared Return Fund
                  P.O. Box 2152
                  Milwaukee, WI 53201-2152

By January of the following year, the Fund will mail you a notice of record indicating the dollar amount of your actual contribution for the previous year. This contribution will be made by deducting the appropriate number of your shares (valued at their fair market price) in the Fund equaling your annual contribution election. The fair market value of your Fund share donation will generally be tax deductible. See the "Tax Consequences" section below.

The value of your annual contribution will be determined according to the change in value of your account between January 1 (or the date of the your initial investment) and the second Friday in December of the same year, adjusted for redemptions, distributions and purchases. See the Statement of Additional Information for more detailed information.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to you as dividends. The Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to you as capital gains distributions. The Fund usually pays dividends and capital gains distributions in December. You may elect to have your dividends and capital gains distributions paid in cash or reinvested in additional shares of the Fund.


TAX CONSEQUENCES

As with any investment, your investment in the Fund will have tax consequences which you should consider.

Dividends and distributions you receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax, and may also be subject to state or local taxes. Distributions may be taxable at different rates depending on the type of income earned by the Fund and the length of time the Fund held a security when it was sold. For federal income tax purposes, the Fund's distributions of dividends and short-term capital gains are taxable to you as ordinary income. The Fund's distributions of long-term capital gains are taxable to you generally as long-term capital gain.

In addition, the Fund has been structured in order to enable you to make tax deductible donations of your Fund shares through the Fund's Charitable Contribution Program. Under this Program shareholders who donate to DEVCAP NonProfit may be able to deduct the fair market value of the Fund shares donated on their annual income tax returns, provided the shares were held for at least one year. If you held shares for one year or less you may be able to deduct the cost of your Fund shares.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Shortly after the end of each calendar year, you will receive information for tax purposes on the dividends and distributions received during that calendar year, including a breakdown of the portions taxable as ordinary income and as capital gains.

The previous discussion of tax consequences is intended for general information only. You may wish to consult with your own tax adviser as to the tax consequences of an investment in the Fund or participation in the Fund's Charitable Contribution Program. See the Statement of Additional Information for more detailed information.

THE YEAR 2000 PROBLEM

Many of the services provided to the Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000 unless their hardware and software have been properly remediated. Should any of the computer systems of the Fund's material service providers fail to process information properly, this could have an adverse impact on the Fund's operations and services provided to shareholders. The Fund's sponsor, DEVCAP Non-Profit, has taken measures it believes are reasonably designed to address the Year 2000 Problem. However, there can be no assurance that the problem has been corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the entities whose securities are held by the Fund or on domestic or global equity markets or economies, generally.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the annual report, which is available by calling the Fund at (800) 371-2655.

                                                                                                      Period from
                                                                                                    October 19, 1995(1)
                                                Year ended        Year ended        Year ended            to
                                               July 31, 1999      July 31, 1998     July 31, 1997    July 31, 1996
                                               -------------      -------------     -------------   ----------------

For a share outstanding for the period:
Net Asset Value, beginning
  of period.................................      $19.58            $ 16.22            $10.71           $10.00
                                                                                       ------           ------
Income from investment
  operations:
  Net investment loss.......................       (0.18)             (0.06)            (0.03)           (0.02)
  Net realized and unrealized
    gain (or losses) on investments.........        4.28               3.44              5.55             0.73
                                                    ----               ----              ----             ----
Total income from
  investment operations.....................        4.10               3.38              5.52             0.71
Less distributions from
  net realized gain.........................       (0.20)             (0.02)            (0.01)
                                                    ----              -----             -----            -----
Net Asset Value, end of
  period....................................      $23.48            $ 19.58            $16.22           $10.71

Ratios/supplemental data
  Total return..............................       21.03%             20.84%            51.57%            7.10%(3)
  Net Assets, end of period
    (in 000's)..............................     $15,046           $ 10,697            $5,326             $643
Ratio of expenses to average net assets
  before reimbursements.....................        1.97%              2.76%            5.93%            26.30%(2)
Ratio of expenses to average net assets
  after reimbursements......................        1.97%              1.75%             1.75%            2.50%(2)
Ratio of net investment income to average
  net assets before reimbursements..........       (0.92)%            (1.52)%           (4.39)%         (24.34)%(2)
Ratio of net investment income to average
  net assets after reimbursements...........       (0.92)%            (0.51)%           (0.21)%          (0.54)%(2)
Portfolio turnover..........................          8%                 5%                1%               5%

-----------

(1)      Commencement of Fund operations.
(2)      Annualized.
(3)       Not annualized.


DEVCAP NON-PROFIT

DEVCAP Non-Profit is a non-profit corporation that is wholly owned by another non-profit organization, Catholic Relief Services ("CRS"). DEVCAP Non-Profit was created in 1992 to provide fund-raising and other support to non-profit organizations dedicated to supporting micro-enterprise and other economic development programs in developing countries. Micro-enterprise development programs assist underprivileged people by providing direct financing and technical support, otherwise unavailable through normal business channels, for business enterprises in developing countries.

Each year, DEVCAP Non-Profit will direct shareholder contributions made pursuant to the Fund's Charitable Contributions Program to CRS and other non-profit organizations working to improve the welfare of underprivileged persons in developing countries through grants or loans for micro-enterprises and other economic development programs. Shareholder contributions are generally allocated by agreement between DEVCAP Non-Profit and CRS. CRS was founded by the Catholic Bishops of the United States and funds a "village banking" program which provides financial services to approximately 150,000 underprivileged people in 24 countries throughout the world. CRS provides the operational funding for DEVCAP Non-Profit and generally receives all the donations generated by the Fund's Charitable Contribution Program. At their discretion, DEVCAP Non-Profit's Board of Directors may also use shareholder contributions to support programs of other non-profit organizations.

In addition to its primary fund-raising activities, DEVCAP Non-Profit seeks to promote cooperation among micro-enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.

DEVCAP Non-Profit operates independently of the Investment Manager, Sub-Adviser, Distributor, Administrator and all other service providers of the Fund. DEVCAP Non-Profit and its personnel receive no compensation from the Fund. DEVCAP
Non-Profit does not provide any investment advisory, management or other investment support services to the Fund. As the Fund's sponsor, DEVCAP Non-Profit provides marketing, administrative and shareholder support services to the Fund.

For  more  information  regarding  DEVCAP  Non-Profit,   please  contact  DEVCAP
Non-Profit directly at (800) 371-2655.

Shareholders  who have  elected  not to  participate  in the  Fund's  Charitable
Contribution Program may still make a contribution to DEVCAP Non-Profit by calling (800) 371-2655.


ACCOUNT REGISTRATION INFORMATION


1.  Individual

-------------------------------------------------------     --------------------------------------------
First                                          M.I.                                     Last


-------------------------------------------------------     --------------------------------------------
Social Security Number                                        Date of Birth


2.  Joint Tenant

-------------------------------------------------------     --------------------------------------------
First                                          M.I.                                     Last

-------------------------------------------------------     --------------------------------------------
Social Security Number                                        Date of Birth


3.  Gift/Transfer to a Minor (UGMA/UTMA)

Minor
     ---------------------------------------------------------------------------------------------------
           Last                                First                              M.I.


------------------------------------------------------
Minor's Social Security Number

Custodian
         ----------------------------------------------       -----------------------------------------------------
           First                    M.I.       Last           Minor State of Residence                Date of Birth


4.  Trust Name
              -----------------------------------------       -----------------------------------------------------
                                                              Date of Trust


5.  Organization
                ---------------------------------------       -----------------------------------------------------
                                                              Tax identification No.


    Type of Organization      [ ] Corporation        [ ] Association       [ ] Partnership       [ ] Other
                                                                                                          --------


------------------------------------------------              ----------------------------------------------------
    Signature of Joint Owner/Trustee If Any                   Print Name (and title if applicable)            Date


Trusts: Please include date of trust and attach copies of first and last pages of the trust agreement as well as any pages indicating which signatures are required to execute transactions.

Corporations:   Please attach a certified copy of your corporate resolution or call 800-371-2655 for alternative form.

ADDRESS

-------------------------------------------------------------------------------
Number and Street


-------------------------------------------------------------------------------
City                                 State                         Zip


-------------------------     ----------------------     ----------------------
Country of Citizenship          Business Telephone            Home Telephone


Citizenship of Owner, Minor or Trust Beneficiary:

[ ] U.S. Citizen       [ ] Resident Alien       [ ] Non-Resident
[ ] Alien - Country of Residence_________


Citizenship of Joint Owner:

[ ]   U.S. Citizen     [ ]  Resident Alien      [ ]  Non-Resident
[ ] Alien  -  Country of Residence


INITIAL INVESTMENT  (Minimum initial investment - $1,000)

Please  establish an account with the enclosed  check  payable to DEVCAP  Shared
Return Fund, in the amount of    $_____________________


DIVIDEND & CAPITAL GAIN DISTRIBUTION

Check one box:    (If no box is checked, we will reinvest all distributions.)
                  [ ]   Reinvest all dividends and capital gains in my account
                  [ ]   Pay all dividends and capital gains to me by check


CHARITABLE CONTRIBUTION
to Development Capital Fund, a non-profit charitable corporation, or its member organizations.

Please specify percentage of total annual return to be contributed:
(If no box is checked, 50% will be assumed)

    [ ]  0%       [ ] 10%      [ ] 25%      [ ] 50%      [ ]  75%     [ ]  100%


AUTOMATIC INVESTMENT PLAN  (Minimum Initial Investment $500)

1.  This service lets you invest  automatically from your bank account.
2.  Please be sure to allow three weeks for the plan to begin.
3. To establish this feature, complete the information below and staple a voided check from your bank account to the application. One common name must appear on your DEVCAP and bank accounts.

I have read the terms and conditions of the Automatic Investment Plan set forth in the Prospectus.

Dollar Amount:   (Minimum $25)__________________________


Frequency (deductions made on or about the 15th of the month)

    [ ]  Monthly       [ ]  Quarterly      [ ]  Semi-annually     [ ]  Annually


REDEMPTION SERVICE

You automatically have the ability to make redemptions by telephone.

I (we) hereby authorize Sunstone Financial Group, Inc. ("Sunstone") to act upon instructions received by telephone to have amounts withdrawn from my (our) account in the DEVCAP Shared Return Fund and wired/electronic funds transferred to my (our) account below.

I (we) hereby ratify any such instructions and agree that neither the DEVCAP Shared Return Fund or Sunstone will be liable for any loss, liability, cost or expense for acting upon instructions in accordance with procedures set forth in the Prospectus.

       YES  [ ]      NO  [ ]    "YES" will be assumed if neither box is checked


Please attach a voided check.


-------------------------------------------------------------------------------
Bank Name                     Account Name


-------------------------------------------------------------------------------
Account Number                      Bank ABA Number


-------------------------------------------------------------------------------
Street Address


-------------------------------------------------------------------------------
City                 State             Zip

SIGNATURE

Each owner must sign this section.

By signing this application, I certify that

* I have received and read the prospectus for the fund in which I am investing and I agree to the terms of the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me.

* I understand the fund is not a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.

* I understand that, for joint accounts, "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Sunstone in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

* If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security (taxpayer identification number) provided above is correct, and (2) I am not subject to IRS backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the IRS that I am subject to backup withholding, or
(c) I have been notified by the IRS that I am no longer subject to backup withholding.

(Please cross out item 2 if it does not apply to you).

* If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, and that I am an "exempt foreign person" as defined under IRS regulations.



-------------------------------------------------------------------------------
Signature of Owner/Trustee/Custodian            Date (month, day, year)


-------------------------------------------------------------------------------
Signature of Joint Owner/Trustee if any         Date (month, day, year)


MAIL COMPLETED APPLICATION TO:

                            DEVCAP Shared Return Fund
                                  P.O. Box 2152
                            Milwaukee, WI 53201-2152

You can obtain additional information about the Fund, including the Fund's Statement of Additional Information ("SAI") and annual or semi-annual shareholders reports, free of charge. The Fund's SAI includes more detailed information about the Fund and its investments. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request a free copy of any of these documents, or to request other information or ask questions about the Fund, call (800) 371-2655.

The Fund's SAI and annual and semi-annual shareholder reports are available on the SEC's Internet Web site at http://www.sec.gov. You can obtain copies of this information upon paying a duplicating fee by sending an electronic request to the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room can be obtained by calling 1-202-942-8090.

                                  DEVCAP Trust
                            DEVCAP Shared Return Fund
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org



Investment Manager                                          Distributor
------------------                                          -----------

Christian Brothers Investment Services, Inc.                CBIS Financial Services, Inc.
675 Third Avenue, 31st Floor                                915 Harger Road
New York, NY 10017-5704                                     Oak Brook, Illinois 60521-1476

Sub-Adviser                                                 Administrator
-----------                                                 -------------
RhumbLine Advisers                                          Sunstone Financial Group, Inc.
30 Rowes Wharf                                              207 East Buffalo Street, Suite 400
Boston, MA 02110-3326                                       Milwaukee, WI 53202
                                                            (414) 271-5885

Independent Auditors                                        Custodian
--------------------                                        ---------
KPMG LLP                                                    Investors Bank & Trust Company
99 High Street                                              89 South Street
Boston, MA 02110                                            Boston, MA 02111


Transfer Agent                                              Legal Counsel
--------------                                              -------------

Sunstone Financial Group, Inc.                              Mayer, Brown & Platt
207 East Buffalo Street, Suite 400                          1675 Broadway
Milwaukee, WI 53202-2152                                    New York, NY 10019
(800) 371-2655




                Investment Company Act of 1940, File No. 811-9070

                       STATEMENT OF ADDITIONAL INFORMATION

                               February [18], 2000

                            DEVCAP Shared Return Fund

                        A separate series of DEVCAP TRUST

                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655


         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated February [18], 2000, as amended from time to time, for DEVCAP Shared Return Fund. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund at (800) 371-2655.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                TABLE OF CONTENTS

                                                                            Page



1.  THE TRUST................................................................1

2.  FUND OBJECTIVE, STRATEGIES AND RISKS.....................................1
     Fund Objective..........................................................1
     Investment Strategies and Risks.........................................1
     Additional Information Concerning the S&P 500 Index.....................1
     Money Market Securities.................................................2
     Lending Portfolio Securities............................................3
     Option Contracts........................................................3

3.  FUND POLICIES/INVESTMENT RESTRICTIONS....................................4
     Fundamental Investment Restrictions.....................................4
     Non-Fundamental Restrictions............................................5
     Percentage Restrictions.................................................6

4.  PERFORMANCE INFORMATION..................................................6

5.  DETERMINATION OF NET ASSET VALUE;
     VALUATION OF PORTFOLIO SECURITIES.......................................7

6.  MANAGEMENT OF THE TRUST..................................................8
     Trustees of the Trust...................................................8
     Officers of the Trust...................................................8
     Trustee Compensation....................................................9
     Trustees of the Trust...................................................9
     Investment Manager and Sub-Adviser......................................9
     Administrator..........................................................13
     Fund Sponsor...........................................................13
     Distribution Plan......................................................14
     Distributor............................................................15
     Transfer Agent and Custodian...........................................15

7.  INDEPENDENT AUDITORS....................................................15

8.  CHARITABLE CONTRIBUTION PROGRAM.........................................15

9.  TAXATION................................................................17
     Tax Deductibility of Charitable Contributions..........................18

10. FUND TRANSACTIONS AND BROKERAGE COMMISSIONS.............................19

11. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES....................21

12. FINANCIAL STATEMENTS....................................................22

                                  1. THE TRUST

     DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with DEVCAP Shared Return Fund (the "Fund") established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

     Christian Brothers Investment Services, Inc. is the Fund's Investment Manager ("CBIS" or the "Investment Manager"). The sponsor of the Fund is Development Capital Fund ("DEVCAP Non-Profit" or the "Sponsor"). RhumbLine Advisers is the Fund's Sub-Adviser ("RhumbLine" or the "Sub-Adviser"). The Sub-Adviser manages the investments of the Fund from day to day in accordance with the Fund's investment objective and policies, subject to the supervision of CBIS. Sunstone Financial Group, Inc., the Fund's administrator ("Sunstone" or the "Administrator"), supervises the overall administration of the Fund. The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust.

      Shares of the Fund are continuously sold by the Fund's distributor, CBIS Financial Services, Inc., ("the "Distributor"), a subsidiary of CBIS. The minimum initial investment in the Fund is $1,000. The minimum initial investment when investing through the Automatic Investment Plan or an Individual Retirement Account is $500 and $250, respectively. A description of the procedures by which Fund shares may be purchased and redeemed can be found in the Prospectus.


                     2. FUND OBJECTIVE, STRATEGIES AND RISKS

                                 Fund Objective

     The Fund has two primary objectives: an investment objective and a charitable objective. The Fund's investment objective is to achieve long-term total return by attempting to match the total return of the Standard & Poor's(R) Composite Stock Price Index (the "S&P 500 Index") in accordance with socially responsible investment practices. The Fund's charitable objective is to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.

                         Investment Strategies and Risks

     The following discussion supplements the information relating to the Fund's investment strategies and risks in the Prospectus and should be read in conjunction with the Prospectus.

Additional Information Concerning the S&P 500 Index. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies Inc. ("S&P"). S&P makes no representation of warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Money Market Securities. The Fund may invest in various money market securities for cash management purposes, which among others may include commercial paper, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities and repurchase agreements. Such securities include:

     U.S.  Government  Securities.   Obligations  issued  or  guaranteed  as  to
principal   and   interest  by  the  United   States  or  its  agencies  or  its
instrumentalities, including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and instruments secured by such obligations;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper. Commercial paper rated within the two highest grades by Standard and Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's"), or if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's; and

     Repurchase Agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specific price and at a fixed time in the future, usually not more than seven days form the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     Repurchase agreements involve certain risks not associated with direct investments in debt securities. As described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its total assets.

Zero Coupon Treasury Securities. A portion of the U.S. Government securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury bills, notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value.

     The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Lending Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 20% of the value of its total assets.

     A loan may be terminated by the Fund on five business days' notice. If the borrower fails to deliver the loaned securities after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should be borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justified the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Fund, the Investment Manager or the Sub-Adviser.

     Standard & Poor's Depositary Receipts. The Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") which are securities that are designed to track the S&P 500 Index. SPDRs represent ownership interest in the SPDR Trust, which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs trade on the American Stock Exchange like shares of common stock. SPDRs have many of the same risks as direct investments in common stocks.

     The market value of SPDRs is expected to rise and fall as the S&P 500 Index rises and falls. If the Fund invests in SPDRs, it would, in addition to its own expenses, indirectly bear its ratable share of the SPDR's expenses.

Investment in Real Estate Investment Trusts. The Fund may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Fund to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment Trust, the Fund would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own investment management fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

     When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net value asset. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

When, As and If Issued Securities. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

     The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.


                    3. FUND POLICIES/INVESTMENT RESTRICTIONS

                       Fundamental Investment Restrictions

     The Trust (on behalf of the Fund) has adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

     The Fund may not:

         (1) borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% of the current value of the Fund's total assets (not including the amount borrowed);

         (2) purchase any security on margin except for short-term loans as may be necessary for the clearance of purchases and sales of portfolio securities;

         (3) write, purchase, or sell puts, calls, warrants or options or any combination thereof, provided that this shall not prevent the Fund from investing in debt or other securities which have warrants attached (not to exceed 10% of the value of the Fund's total assets);

         (4) underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

         (5) make loans to other persons except (i) through the lending of securities held by the Fund or (ii) through the use of repurchase agreements or the purchase of short-term obligations;

         (6) invest more than 15% of its total assets in "illiquid securities" (securities for which market quotations are not readily available, restricted securities and repurchase agreements which have a maturity of longer than seven days;

         (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein);

         (8) purchase interests in oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in securities of companies which operate, invest in, or sponsor such programs;

         (9) purchase or sell commodities or commodities contracts;

         (10) make short sales of securities or maintain a short position;

         (11)  issue any  senior  security  (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph (1) above;

         (12) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States);

         (13) with respect to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund;

         (14) invest more than 25% of its total assets in securities of issuers in any one industry;

         (15) invest for the purpose of exercising control or management of any other issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

                          Non-Fundamental Restrictions

         In order to comply with certain federal statutes and regulatory policies, the Fund will not as a matter of operating policy:

         purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Fund's total assets at the time of such purchase.

         This restriction is not fundamental and may be changed by the Fund without approval of the Fund's shareholders. The Fund will comply with state securities laws and regulations of all states in which it is registered.

                             Percentage Restrictions

         If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund to the net asset value of the Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Fund will take the corrective action required by Section 18(f).

                           4. PERFORMANCE INFORMATION

         The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Performance."

         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, a fund's advertising performance must include total return quotes calculated according to the following formula:

                     P(1 + T)n    =   ERV
         Where:      P            =   a hypothetical initial payment of $1,000
                     T            =   average annual total return
                     n            =   number of years (1, 5 or 10)
                     ERV          =   ending redeemable value at the end of
                                      the 1, 5 or 10 year periods (or
                                      fractional portion thereof) of a
                                      hypothetical $1,000 payment made at the
                                      beginning of the 1, 5 or 10 year periods.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the one, five and ten year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, the Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the rules of the Securities and Exchange Commission, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The table that follows sets forth the Fund's historical average annual total return information for the periods indicated:

Average Annual Total Returns


For periods ending July 31, 1999     Past 1 year  Past 5 years  Life of Fund(1)
--------------------------------     -----------  ------------  ------------
DEVCAP Shared Return Fund               21.03%        n/a         25.67%

(1) The Fund commenced operations on October 19, 1995.


                      5. DETERMINATION OF NET ASSET VALUE;
                        VALUATION OF PORTFOLIO SECURITIES

     The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See the "Buying and Selling Shares" section in the Prospectus.

     Equity securities held by the Fund are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Fund securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Fund's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Interest income on short-term obligations held by the Fund is determined on the basis of interest accrued less amortization of premium.

                           6. MANAGEMENT OF THE TRUST

     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of the Trust is DEVCAP Shared Return Fund, 209 West Fayette Street, Baltimore, Maryland 21201.


                              Trustees of the Trust

     STEPHEN D. CASHIN (42) -- Trustee of the Trust; Currently Managing Director of Modern Africa Fund Managers LLC, Vice President (Corporate Finance), Equator Bank (from 1993 to March, 1997); Vice President (East Africa Representative), Equator Bank (prior to 1993).

     GILBERT H. CRAWFORD* (42) -- Trustee of the Trust; Executive Director, Microcap, LLC (since October 1999); Treasurer, Joseph House (since September
1997) Alternate Director, PROFUND (since September, 1995); President of Development Capital Fund (November, 1992 to June 1997); Executive Director, Seed Capital Development Fund, Ltd. (since September, 1991);

     DONALD CARCIERI (58) -- Trustee of the Trust; President and Chief Executive Officer, Cookson America, Inc. (1983-1997); Director, Catholic Relief Services Corporate Leadership Council (since 1996).

     EDWARD J. VEILLEUX (56) - Trustee of the Trust; Principal, BT Alex Brown; Executive Vice President and Chief Administrative Officer, Investment Company Capital Corp. (Registered Investment Adviser and Registered Transfer Agent subsidiary of Alex Brown) (1984 to present).

     TIMOTHY J. JOYCE (52) - Trustee of the Trust; Counsel, Bleakley Platt & Schmidt (1994 to present); Director of Special Programs, Catholic Relief Services (1985-1992); Director, Vice President, Associate General Counsel, Joyce Beverages, Inc. (1979-1984).

     DONALD S. HOUSTON (45) - Trustee of the Trust; Vice President, Sales, Plantronics, Inc. (manufacturer of telephony headsets) (1996 to present); Vice President, Sales, Proxima Corporation (manufacturer of desktop projection products for personal computers) (1995-1996); Vice President, Sales, Service and Marketing, Director of Sales, Sales Manager, CalComp Inc. (1985-1995).

                              Officers of the Trust

     JOSEPH ST. CLAIR (54) -- President of the Trust (since September 1997); President of Development Capital Fund (since June 1997); Director of Development Capital Fund (since December 1994); Director of Internal Audit, Catholic Relief Services (since May 1993); Departmental Vice-President, Alex. Brown Incorporated (prior to 1993).

     JAMES R. ARNOLD (42) -- Assistant  Secretary  of the Trust (since  December
1997); Senior Administration Services Manager, Sunstone Financial Group, Inc. (since January, 1997); Secretary and Treasurer, The Primary Trend Fund, Inc. (since September, 1986) and The Primary Income Funds, Inc. (since September,
1989); Vice President, Arnold Investment Counsel, Inc. (prior to January, 1997).

     As of August 31, 1999, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Catholic Relief Services -- 59.91%. As of the same date, the officers and Trustees of the Trust as a group owned less than 1% of the Fund's outstanding shares.

                              Trustee Compensation

     The Trustees of the Trust receive no compensation for serving as trustees of the Trust. The Trustees of the Trust are reimbursed for expenses incurred in connection with service as a trustee. The following tables provide information related to compensation and benefits paid to the Trustees for the fiscal year ended July 31, 1999.


                              Trustees of the Trust

                                           Estimated                              Compensation
                                           Aggregate                               Pension or
                                          Compensation       Estimated Total       Retirement
                                       from the Trust For    from the Trust         Benefits           Estimated
                                        the Fiscal Year      for the Fiscal      Accrued as Part    Annual Benefits
                                         Ended July 31,        Year Ended              of                 upon
                                              1999            July 31, 1999       Fund Expenses        Retirement
                                       ------------------    --------------      ---------------    ----------------

Stephen D. Cashin                             None                None                None                None

Gilbert H. Crawford                           None                None                None                None

Donald Carcieri                               None                None                None                None

Edward Veilleux**                             None                None                None                None

Timothy J. Joyce**                            None                None                None                None

Donald S. Houston**                           None                None                None                None


**Elected by shareholders of the Fund on February 17, 2000.


                       Investment Manager and Sub-Adviser

     The Investment Manager -- Christian Brothers Investment Services, Inc. ("CBIS") -- provides investment advice to the Fund pursuant to a management agreement (the "Management Agreement"), dated February 17, 2000. Pursuant to the Management Agreement, CBIS shall assist the officers of the Trust in the performance of the following services: (1) prepare reports relating to the business and affairs of the Fund as may be mutually agreed upon and not otherwise appropriately prepared by the Fund's custodian, legal counsel or auditors; (2) make such reports and recommendations to the Board of Trustees concerning the performance of the independent accountants as the Board may reasonably request or deem appropriate; (3) make such reports and recommendations to the Board concerning the performance and fees of the Fund's custodian and transfer and disbursing agent as the Board may reasonably request or deem appropriate; (4) provide such assistance to the custodian and the
Trust's legal counsel and auditors as generally may be required to properly carry on the business and operations of the Fund; (5) refer to the Trust's officers or transfer agent, shareholder inquiries relating to the Fund; (6) employ or provide and compensate the CBIS executive, administrative, secretarial and clerical personnel necessary to supervise the provision of the services set forth in the Management Agreement, and bear the expense of providing such services,  except  as may  otherwise  be  provided  in the  Agreement;  and  (7)
supervise  the  general  management  and  investment  of the  Fund's  assets and securities portfolios subject to and in accordance with the investment objectives and policies of the Fund and any directions which the Trustees may issue to the Investment Manager from time to time. The Investment Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

     In addition, pursuant to the Management Agreement, CBIS shall make available its officers and employees to the Trustees and officers of the Fund for consultation and discussions regarding the administration and management of the Fund and its investment activities and adopt written code of ethics complying with the requirements of Rule 17j-l under the 1940 Act.

     For the services provided to the Fund, the Fund will pay CBIS a fee computed daily and payable monthly equal on an annual basis to 0.25% of the Fund's average daily net assets. In addition to the annual management fee, the Fund shall reimburse the CBIS for all out-of-pocket expenses incurred by CBIS for attendance at any meeting outside of the New York metropolitan area in connection with its activities as Investment Manager to the Fund.

     The Investment Manager may from time to time agree not to impose all or a portion of its fee otherwise payable hereunder (in advance of the time such fee or portion thereof would otherwise accrue) and/or undertake to pay or reimburse the Fund for all or a portion of its expenses not otherwise required to be borne or reimbursed by the Investment Manager. Any such fee reduction or undertaking may be discontinued or modified by CBIS at any time.

     It is understood that the Fund will pay all its expenses other than those expressly assumed by the Investment Manager in the Management Agreement. The expenses payable by the Fund shall include: (1) fees and expenses of the Investment Manager; (2) auditing and accounting fees and expenses; (3) fees and expenses for transfer agent, registrar, dividend disbursing agent and shareholder record keeping services (including reasonable fees and expenses payable to the Investment Manager for such services); (4) fees and expenses of the custodian of the Trust's assets, including expenses incurred in performing fund accounting and record keeping services provided by the custodian; (5) expenses of obtaining quotations for calculating the value of the Fund's net assets; (6) salaries and other compensation of any of its executive officers and employees who are not officers, directors, stockholders or employees of the Investment Manager or any of its affiliates; (7) faxes and governmental fees levied against the Fund and the expenses of preparing tax returns and reports;
(8) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Fund; (9) organizational expenses; (10) costs, including the interest expense, of borrowing money; (11) costs and/or fees incident to Trustee and shareholder meetings of the Fund, the preparation and mailings of proxy material, prospectuses and reports of the Fund to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Fund's legal existence, membership dues and fees of investment company industry trade associations, and the registration of shares with federal and state securities authorities; (12) legal fees and expenses (including reasonable fees for legal services rendered by the Investment Manager or its affiliates), including the legal fees related to the registration and continued qualification of the Fund's shares for sale (and of maintaining the registration of the fund);
(13) costs of printing stock certificates, if any, representing shares of the Fund or any other expenses, including clerical expenses of issue, redemption, or repurchase of shares of the Fund; (14) trustees' fees and expenses of Trustees who are not directors, officers, employees or stockholders of the Investment Manager of any of its affiliates; (15) its pro rata portion of the fidelity bond required by Section 17(g) of the 1940 Act, or other insurance premiums; (16) fees payable to federal and state authorities in connection with the registration of the Fund's Shares; and (17) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Fund or the Trust.

     Under the terms of an agreement, dated November 29, 1999, the Fund's sponsor, DEVCAP NonProfit, has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75% of the Fund's average daily net assets until November 29, 2000.

     Prior to February 17, 2000, the Fund's assets were invested in a portfolio that was managed by Domini Social Investments, LLC ("DSIL"). DSIL had managed the portfolio's assets since October, 1997. DSIL received an annual management fee of 0.20% of the portfolio's average daily net assets for the services and facilities furnished to the portfolio. The portfolio's investment management agreement describes the management fee, which is accrued daily and paid monthly, and other expenses that the portfolio must pay. For the fiscal year ended July 31, 1999, DSIL received management fees under the management agreement in the amount of $1,791,617. For the fiscal period October 22, 1997 to July 31, 1998, DSIL received management fees under a management agreement in the amount of $701,774.

     Prior to October 22, 1997, Kinder, Lydenberg, Domini & Co. ("KLD") served as investment adviser to the portfolio in which the Fund invested its assets. KLD furnished at its own expense all facilities and personnel necessary in connection with providing these services. For its services under its investment advisory agreement with the portfolio, KLD was entitled to receive from the portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the portfolio's average daily net assets. For the fiscal year ended July 31, 1997, KLD received advisory fees of $46,528. For the fiscal period July 31, 1997 to October 22, 1997 KLD received advisory fees of $17,385.

     The Management Agreement provides that the Investment Manager may render services to others. CBIS may employ, at its own expense or may request that the Fund employ (subject to the requirements of the 1940 Act) one or more sub-advisors, subject to CBIS's supervision. The Management Agreement shall remain in effect, provided its continuance is specifically approved at least annually (i) by the vote of a majority of the Trustees of the Fund who are not " interested persons" of the Fund or of CBIS at a meeting specifically called for the purpose of voting on such approval, and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Management Agreement also provides that it may be terminated without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by majority vote of the Fund or by a vote of a majority of its Board of Trustees, or by the Investment Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Investment Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     CBIS is a corporation organized under the laws of the State of Illinois that is owned by the Districts of the U.S. Region of the Brothers of the Christian Schools. The principal executive officer and directors of CBIS and their principal occupations are respectively as follows: Michael W. O'Hern, President and Chief Executive Officer and Director; Charles F. Hofer, Vice President and Chief Investment Officer, Neal J. Berkowitz, Vice President and Chief Financial Officer, David L. Skelding, Vice President and General Counsel, Francis G. Coleman, Vice President - Socially Responsible Investing, Peter F.
Clifford, Clarence Fioke, Joseph M. Saurbier, John P. Gilhooly, David E. Brennan, Timothy J. Froehlich, Damian Steger, Robert Evans, Raoul L. Carroll and Karen L. Maguire, Directors of CBIS. The business address of the foregoing directors and officers is 675 Third Avenue, 31st Fl., New York, NY 10017-5704.

     RhumbLine serves as Sub-Adviser to the Fund pursuant to the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement"). The Sub-Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Sub-Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities in the Fund at a meeting called for the purpose of voting on the Sub-Advisory Agreement, and, in either case, by a majority of the Trust's Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Sub-Advisory Agreement.

     The Sub-Advisory Agreement uses fee "breakpoints" so that the sub-advisory fee decreases over time as RhumbLine's assets under management on behalf of CBIS clients (including the Fund) increase. The sub-advisory fee under the Sub-Advisory Agreement is calculated as a percentage of the aggregate amount of assets managed by RhumbLine as sub-adviser to CBIS clients (including the Fund) pursuant to any agreement between CBIS and RhumbLine. For the services provided to CBIS under the Sub-Advisory Agreement, CBIS will pay to the Sub-Adviser an annual fee computed quarterly as follows.

         Aggregate amount of assets managed by
         RhumbLine, as sub-adviser for all CBIS
         clients (including the Fund) under any
         agreement between CBIS and RhumbLine               Sub-Advisory Fee
         --------------------------------------             ----------------

         First $25 million                                        .07%
         Next $25 million                                         .06%
         Next $50 million                                         .05%
         Next $50 million                                         .04%
         Over $150 million                                        .0375%


     The Sub-Adviser shall furnish to CBIS a statement for the aggregate fee payable under the Sub-Advisory Agreement and any other sub-advisory agreement by and between CBIS and the Sub-Adviser for each quarter during which services are performed by the Sub-Adviser prior to the end of such quarter. Such statement shall include the value of the aggregate assets that determines the applicable rate at which such fee is payable and show the calculation by which such fee is determined.

     The sub-advisory fee under the Sub-Advisory Agreement will equal 0.07% of the aggregate amount of assets managed by RhumbLine as sub-adviser for CBIS clients (including the Fund) pursuant to any agreement between CBIS and RhumbLine.

     The Sub-Advisory Agreement provides that the Sub-Adviser may render services to others. The Sub-Advisory Agreement is terminable without penalty upon 60 days' written notice by the Fund when authorized either by majority of the outstanding voting securities in the Fund or by a vote of the majority of its Board of Trustees, or by the Investment Manager, with the consent of the Trustees and may be terminated by the Sub-Adviser on not less than 90 days'
written notice to the Investment Manager and the Trustees, and will automatically terminate in the event of its assignment.

     The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any action taken by it in good faith, and believed by it in its reasonable judgment to be authorized by the Sub-Advisory Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

     Prior to February 17, 2000, Mellon Equity Associates ("Mellon Equity") provided investment sub-advisory services to the portfolio in which the Fund invested its assets pursuant to a sub-advisory agreement with DSIL. For the fiscal year ended July 31, 1999, Mellon Equity received sub-advisory fees in the amount of $950,708. Prior to October 22, 1997, Mellon Equity served as investment manager and managed the assets of the portfolio on a daily basis. For the fiscal year ended July 31, 1998, Mellon Equity received $86,354 in management fees. For the fiscal year ended July 31,1997, Mellon Equity received $182,885 in management fees.

                                  Administrator

     Pursuant to an Administrative Services Agreement, dated November 4, 1997, (the "Administrative Services Agreement") the Trust's Administrator -- Sunstone Financial Group, Inc. -- provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of the Administrator or its affiliates. For these services and facilities, Sunstone receives fees from the Trust computed daily and paid monthly at an annual rate of 0.15% of the first $50,000,000 of average daily net assets, 0.08% on the next $50,000,000 of average daily net assets, 0.05% on the next $50,000,000 of average daily net assets and 0.03% on average daily net assets in excess of $150,000,000, subject to a current minimum annual fee of $30,000.

         The Administrative Services Agreement provides that Sunstone may render administrative services to others. The Administrative Services Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         In addition to services provided to the Trust, Sunstone and its affiliates provide administration, transfer agent and/or distribution services to 22 fund families representing over $20 billion in assets.

         For the fiscal period November 4, 1997 through July 31, 1998 and the fiscal year ended July 31, 1999 Sunstone received $17,192 and $27,807, respectively, in administrative fees from the Trust.

         Sunstone replaced Signature Broker-Dealer Services, Inc. ("Signature") as the Trust's Administrator, effective November 4, 1997. For the fiscal year ended July 31, 1997 and the fiscal period August 1, 1997 to November 4, 1997 Signature received $156,868 and $17,385, respectively, in administrative fees from the Trust.

         The Fund may from time to time enter into agreements with various banks, trust companies, broker-dealers or other financial organizations to provide administrative services for the Fund, such as maintaining shareholder accounts and records.

                                  Fund Sponsor

         The sponsor of the Fund is DEVCAP Non-Profit. DEVCAP Non-Profit is a non-profit, tax-exempt 501(c)(3) corporation that functions as a joint venture with another non-profit organization, Catholic Relief Services, Inc. ("CRS"). DEVCAP Non-Profit was created in 1992 in order to provide fund-raising and other support to non-profit organizations dedicated to supporting micro-enterprise and other economic development programs in developing countries. Micro-enterprise development programs assist underprivileged people by providing direct financing and technical support, which would otherwise be unavailable through normal business channels, for their business enterprises.

         Each year, DEVCAP Non-Profit will direct the shareholder contributions made pursuant to the Fund's Charitable Contribution Program to CRS and other non-profit organizations. Shareholder contributions are generally allocated by agreement between DEVCAP Non-Profit and CRS. CRS was founded by the Catholic Bishops of the United States and funds a "village banking" program which provides financial services to approximately 150,000 underprivileged people in 24 countries throughout the world. CRS provides the operational funding for DEVCAP Non-Profit and generally receives all the donations generated by the Fund's Charitable Contribution Program. At their discretion, DEVCAP Non-Profit's Board of Directors may also use shareholder contributions to support programs of other non-profit organizations.

         In addition to its primary fund-raising activities, DEVCAP Non-Profit also plans to promote cooperation among micro-enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities could include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.

     DEVCAP Non-Profit is independent of the Investment Manager, Sub-Adviser, Distributor, Administrator and all other service providers of the Fund. While DEVCAP Non-Profit personnel will encourage donations through the Fund and DEVCAP Non-Profit itself incurs costs in these efforts, DEVCAP Non-Profit and DEVCAP Non-Profit personnel receive no compensation from the Fund. DEVCAP Non-Profit does not provide any investment advisory, management or other investment support services to the Fund. DEVCAP Non-Profit does provide marketing, administrative and shareholder support services to the Fund.

                                Distribution Plan

     The Trustees of the Trust have adopted a Distribution Plan (the "Distribution Plan") with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. As contemplated by the Distribution Plan, the Distributor acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distributor acts as the principal underwriter of shares of the Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead) and equipment.

     Under the Distribution Plan, the Distributor may receive a fee from the Trust at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for, costs and expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

     The Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Trust" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Independent Trustees"). The Distributor will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Independent Trustees shall be committed to the discretion of the Independent Trustees. The Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Independent Trustees or by a vote of the shareholders of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Independent Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

                                   Distributor

     The Trust has entered into a  Distribution  Agreement,  dated  November 25,
1997 with the Fund's Distributor, CBIS Financial Services, Inc. For the fiscal period November 25, 1997 to July 31, 1998, the Trust reimbursed the Distributor in the amount of $0. For the fiscal year ended July 31, 1999 the Trust reimbursed the Distributor in the amount of $0. For the fiscal year ended July 31, 1999, no payments were made by the Trust under the Distribution Plan for any of the following: (i) advertising; (ii) the printing and mailing of prospectuses to other than current shareholders; (iii) compensation to underwriters; (iv) compensation to broker-dealers; (v) compensation to sales personnel; and (vi) interest, carrying, or other finance charges.

     CBIS Financial Services, Inc. replaced Signature as the Trust's Distributor, effective November 26, 1997. For the fiscal year ended July 31, 1997 and the period July 31, 1997 to November 26, 1997, the Trust did not accrue or pay any distribution fees to Signature.

                          Transfer Agent and Custodian

     The Trust has entered into a Transfer Agency and Service Agreement, dated August 3, 1998, with Sunstone pursuant to which Sunstone acts as the Transfer Agent for the Fund. For its services, Sunstone will receive such compensation as may from time to time be agreed upon by Sunstone and the Fund, subject to an annual minimum fee of $20,000. The Transfer Agent maintains an account for each shareholder of the Fund, performs other transfer agency functions and acts as dividend disbursing agent for the Fund.

     Pursuant to a Custodian Agreement, dated September 15, 1995, between the Fund and IBT (the "Custodian"), IBT acts as custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for Fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Fund. Securities held by the Fund may be deposited into certain securities depositories. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

     For its services, Sunstone will receive such compensation as may from time to time be agreed upon by itself and the Fund.


                             7. INDEPENDENT AUDITORS

         KPMG LLP are the independent auditors for the Trust, providing audit services, tax return preparation, and assistance with the review of filings with the Securities and Exchange Commission.


                       8. CHARITABLE CONTRIBUTION PROGRAM

     The Fund is designed to enable an investor to share with charity, specifically with DEVCAP NonProfit, on an annual basis the return on his or her investment in the Fund. When a shareholder makes an initial purchase of shares of the Fund, the shareholder may declare an intention to make an annual donation to DEVCAP Non-Profit on his or her account application. Each year, DEVCAP Non-Profit will direct the shareholder's donation to Catholic Relief Services, Inc. and other non-profit organizations working to improve the welfare of underprivileged people in developing countries through grants or loans for micro-enterprises and other economic development programs.

     After the initial purchase of shares and contribution election, a shareholder may elect to contribute to DEVCAP Non-Profit a different portion of the shareholder's annual contribution basis, so long as the shareholder elects to contribute 10%, 25%, 50%, 75% or 100% of the shareholder's annual contribution basis. Alternatively, a shareholder may elect not to contribute any portion of the shareholder's annual contribution basis. On or about the third week of November, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's estimated contribution for that year, based on the shareholder's then-current contribution election and the shareholder's estimated annual contribution basis on that date. To change a shareholder's contribution election, the shareholder must notify the Fund in writing or by telephone on or before the second Friday of that December, at the Fund's address for these purposes: DEVCAP Shared Return Fund, P.O. Box 2152, Milwaukee, WI 53201-2152. The telephone number for these purposes is (800) 371-2655, Option 3. By the end of the following January, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's actual contribution for the previous year. This contribution will be made by deducting shares in the Fund whose fair market value is equal to the shareholder's annual contribution. The fair market value of the Fund share donation will generally be tax deductible, as explained in more detail under the "Taxation" Section of this Statement of Additional Information.

     A shareholder's annual contribution basis is the change in value of that particular shareholder's account between (a) January 1 or the date of the shareholder's initial investment and (b) the second Friday of each December, adjusted for redemptions, distributions and purchases. The shareholder's annual contribution will be calculated by the Fund's transfer agent on or about the second Friday of each December with the following formula:

        Account value at Year-End Calculation Date (including reinvested distributions, if any)

                                      PLUS

                 Shareholder redemptions during the year, if any

                                      PLUS

            Cash distributions from the Fund during the year, if any

                                      MINUS

                  Shareholder purchases during the year, if any

                                      MINUS

    Account value at (a) beginning of year or (b) date of initial investment

                 EQUALS SHAREHOLDER'S ANNUAL CONTRIBUTION BASIS

     The shareholder's annual contribution is calculated by multiplying the shareholder's annual contribution basis by the shareholder's contribution election.

     On or before the second Friday of each December, a shareholder's annual contribution basis will be finalized using the above formula. If a shareholder's annual contribution basis has been zero, or if a shareholder's account has been closed before the end of the year, or if the specified percentage has been reduced to zero after proper notice to the Fund, no contribution will result. A shareholder may still make a contribution by using the convenient donation form provided by DEVCAP Non-Profit for that purpose.

     Note that, notwithstanding the above formula, if a shareholder liquidates his or her total investment in the Fund before the year-end calculation date, the shareholder's annual contribution will be deemed to be zero. The method of calculation of the shareholder's annual contribution combined with the shareholder's contribution election could result in a complete redemption of the shareholder's end of year account.

     In general, shareholders participating in the Charitable Contribution Program will not incur a net tax liability from their charitable contribution to DEVCAP Non-Profit. The Board of Trustees believes no tax liability arises due to donation of shares in the Fund to DEVCAP Non-Profit and that an investor will be permitted to take an itemized tax deduction for the fair market value of the donation so long as the investor has held the shares for more than 12 months on the date of the donation. However, certain taxpayers may be subject to limits on itemized deductions or charitable deductions on their U.S. or state tax returns. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and participation in the Charitable Contribution Program. Shareholders that do not itemize deductions on their Federal tax returns will not receive a Federal deduction for donations to DEVCAP Non-Profit.

     Shareholders desiring to make a contribution to DEVCAP Non-Profit outside the Charitable Contribution Program, either in cash or in kind (i.e., by donating shares of the Fund or other non-cash assets), should contact DEVCAP Non-Profit directly at 800-371-2655.


                                   9. TAXATION

     Each year the Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund qualifies as a "regulated investment company" under the Code, and distributes all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes and will not be required to pay Massachusetts income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and would be required to pay Massachusetts income and excise taxes. Additionally, Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

     Shareholders of the Fund normally will be required to pay federal income taxes, and any state or local taxes, on distributions of net investment income and net realized capital gains from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. A portion of the Fund's distributions from net investment income is normally eligible for the corporate dividends received deduction if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

     Amounts not distributed on a timely basis in accordance with the calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months. Any gain or loss realized upon shares held for less than 12 months will be treated as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     The maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is 20% for most assets held for more than 12 months at the time of disposition. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 12 months is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%.

     Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences.

                  Tax Deductibility of Charitable Contributions

     The Charitable Contribution Program of the Fund (the "Program") has been designed so that individual investors utilizing the cash method of accounting who donate to DEVCAP Non-Profit through the Program will be entitled to a tax deduction equal to the fair market value of the Fund shares donated in the taxable year in which the donation is made provided the investor held such shares for more than one year on the date of the donation. If shares are held for one year or less, the investor may be able to deduct the cost of the Fund shares donated. Under the Program, the charitable donation will be made on or about the second Friday of each December, thus tracking the taxable year for most individual investors in the Fund. The Fund will provide investors with the documentation needed to substantiate this tax deduction. For more information see the "Charitable Contribution Program" section in this Statement of Additional Information.

     The tax effect of the donation for a particular investor of the Fund may vary according to the individual circumstances of that investor. For example, the Code sets an upper limit on the dollar amount of tax deductions that can be taken by individual taxpayers for charitable donations in a given year. In view of the foregoing, as well as the possibility of other tax consequences of the donation to particular investors, potential purchasers of the Fund should consult their own tax advisors in determining the federal, state, local and other tax consequences of purchasing shares of the Fund and participating in the Program.

     DEVCAP Non-Profit's owner, CRS, is recognized by the United States Internal Revenue Service (the "IRS") as a tax-exempt, section 501(c)(3) organization under the Code. CRS is not a "private foundation" within the meaning of the Code. In addition, on October 18, 1995, DEVCAP Non-Profit received from the IRS recognition as a tax-exempt "supporting organization," a category of exemption available under sections 501(c)(3) and 509(a)(3) of the Code for organizations that are engaged solely in activities designed to support other tax-exempt charitable organizations.

     The Program has been structured so that investors are provided an opportunity to donate to DEVCAP Non-Profit each year. The Fund has been structured this way in order to allow the contributions made through the Program to be tax deductible donations made to non-profit organizations under existing interpretations of section 170(c) of the Code. Investors should recognize, however, that neither the Fund nor DEVCAP Non-Profit are tax advisers, that existing law and interpretations thereof may be modified, and that no ruling has been sought from the IRS confirming the tax deductible nature of Program contributions. Nevertheless, the IRS has been informed of the details of the Program in DEVCAP Non-Profit's filing for recognition as a section 501(c)(3) organization, and the Fund believes that the granting of tax-exempt status to DEVCAP Non-Profit represents approval of DEVCAP Non-Profit's activities, including the Program, and confirmation that the donations are tax deductible.


                 10. FUND TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Fund are made by a portfolio manager who is an employee of the Sub-Adviser and who is appointed and supervised by its senior officers. The portfolio manager of the Fund may serve other clients of the Sub-Adviser in a similar capacity.

     The Fund's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Sub-Adviser attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Fund and other clients of the Sub-Adviser on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Sub-Adviser normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. From time to time, soliciting dealer fees are available to the Sub-Adviser on the tender of the Fund's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Sub-Adviser. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

     Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause the Fund to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker- dealers would have charged for the transaction if the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

     The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Fund's policy of investing in accordance with the S&P 500 Index, the Sub-Adviser currently intend to make only a limited use of such brokerage and research services.

     Although commissions paid on every transaction will, in the judgment of the Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Sub-Adviser's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Sub-Adviser for no consideration other than brokerage or underwriting commissions.

     The Sub-Adviser attempts to evaluate the quality of research provided by brokers. The Sub-Adviser sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, the Sub-Adviser is unable to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

     The fees that the Fund pays to the Sub-Adviser will not be reduced as a consequence of the Fund's receipt of brokerage and research services. To the extent the Fund's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Sub-Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Sub-Adviser, the Sub-Adviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

     For the fiscal years ended July 31, 1997, 1998 and 1999, respectively, the Fund invested all of its assets in a portfolio which paid brokerage commissions of $101,337, $175,344 and $327,338, respectively. For the fiscal years ended July 31, 1997, 1998 and 1999, respectively, the Fund itself did not pay any brokerage commissions. The Fund itself did not pay brokerage commissions to any affiliated brokers or dealers during the fiscal years ended July 31, 1997, 1998 and 1999. For the fiscal year ended July 31, 1999, the Fund did not pay any brokerage commissions for brokerage transactions directed to a broker because of research services provided.

         In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Sub-Adviser's or the Investment Manager's other clients. Investment decisions for the Fund and for the Sub-Adviser's or the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.


            11. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Fund's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Fund reserves the right to create and issue a number of series of shares, in which case the shares of each series would  participate  equally  in  the  earnings,  dividends  and  assets  of  the particular series (except for any differences among classes of shares of a series). Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants for the Fund. Upon liquidation or dissolution of the Fund, the shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

     Shareholders are entitled to one vote for each share held. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Trustees of the Fund if they choose to do so; in such event the other shareholders in the Fund would not be able to elect any Trustee. The Fund is not required to hold annual meetings of shareholders but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Trustees it is necessary or desirable to submit matters for a shareholder vote. No material amendment may be made to the Fund's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Fund may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Fund recommend such sale of assets, the approval by vote of the holders of a majority of the Fund's outstanding shares will be sufficient. The Fund may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares. If not so terminated, the Fund will continue indefinitely. Stock certificates are issued only upon the written request of a shareholder.

     The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

     The Declaration of Trust further provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Fund protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Each investor in the Fund, may add to or reduce its investment in the Fund on each day the Fund does business. At the close of each such business day, the value of each shareholders interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of business on the following Fund Business Day.


                            12. FINANCIAL STATEMENTS

         The financial statements of the Fund for the fiscal year ended July 31, 1999 have been filed as part of the Fund's annual report with the Securities and Exchange Commission pursuant to Section 30b of the 1940 Act and Rule 30b2-1 thereunder, and are incorporated herein by reference. A copy of such the annual report will be provided, without charge, to shareholders of the Fund.

                                     PART C

                                OTHER INFORMATION

                                  DEVCAP TRUST


Item 23. Exhibits

                        Exhibit
                        Number      Description of Exhibit

                        (a) Amended and Restated Declaration of Trust, dated September 15, 1995.(3)

                        (b)         By-Laws.

                        (c)         Specimen   of    certificate    representing
                                    ownership   of   Registrant's    shares   of
                                    beneficial interest.(1)

                        (d)(1) Investment Management Agreement, dated ___________, 2000, between Registrant and Christian Brothers Investment Services, Inc. ("CBIS")(8)

                        (d)(2)      Investment  Sub-Advisory  Agreement,   dated
                                    _____________,   2000,   between   CBIS  and
                                    RhumbLine Advisers(8)

                        (e)(1)      Distribution  Agreement,  dated  October  5,
                                    1995,   between   Registrant  and  Signature
                                    Broker-Dealer Services, Inc. ("SBDS").(1)

                        (e)(2) Distribution Agreement, dated November 25, 1997, between Registrant and CBIS Financial Services, Inc. (the "Distributor").(5)

                        (f)         Not Applicable.

                        (g) Custodian Agreement, dated September 15, 1995, between Registrant and Investors Bank & Trust Company ("IBT").(1)

                        (h)(1)      Administrative  Services  Agreement,   dated
                                    October  5,  1995,  between  Registrant  and
                                    SBDS.(4)

                        (h)(2)      Administration Agreement,  dated November 4,
                                    1997,   between   Registrant   and  Sunstone
                                    Financial Group, Inc. ("Sunstone").(5)

                        (h)(3)      Form  of   Transfer   Agency  and   Services
                                    Agreement,     between     Registrant    and
                                    Fundamental Shareholder Services, Inc.(2)

                        (h)(4)      Transfer Agency  Agreement,  dated August 3,
                                    1998,   between   Registrant   and  Sunstone
                                    Investor Services, LLC ("SIS").(5)

                        (i)         Opinion and Consent of Counsel.(2)

                        (j)(1)      Consent of Independent Auditors.(6)

                        (j)(2) Consent of Independent Auditors with respect to Domini Social Index Portfolio.(5)

                        (k)         None.

                        (l) Investment representation letters of initial shareholders.(2)

                        (m)         Distribution   and  Services   Plan  of  the
                                    Registrant adopted on October 5, 1995.(1)

                        (n)         Financial Data Schedule.(6)

                        (o)         Not applicable.

                        (p)(1)      Power of Attorney.(4)

                        (p)(2) Powers of Attorney of Domini Social Index Portfolio.(6)

                        (p)(3) Power of Attorney for Karen Paul of Domini Social Index Portfolio.(7)

                        (p)(4)      Revised   Powers  of   Attorney   of  DEVCAP
                                    Trust.(8)

--------------

(1) Incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A (File Nos. 33-94668 and 811-9070) (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "SEC") on September 8, 1995.

(2) Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on October 11, 1995.

(3)  Incorporated   herein   by   reference   from   Post-Effective    Amendment
     ("Post-Effective Amendment") No. 1 to the Registration Statement, as filed with the SEC on March 28, 1996.

(4) Incorporated herein by reference from Post-Effective Amendment No. 3, as filed with the SEC on October 16, 1997.

(5) Incorporated herein by reference from Post-Effective Amendment No. 4, as filed with the SEC on November 25, 1998.

(6) Incorporated herein by reference from Post-Effective Amendment No. 5, as filed with the SEC on September 30, 1999.

(7) Incorporated herein by reference from Post-Effective Amendment No. 6, as filed with the SEC on November 29, 1999.

(8)  Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

         Not applicable.

Item 25. Indemnification.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Article 4 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.


See "Investment Manager and Sub-Adviser" in the Prospectus and Statement of Additional Information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature engaged in by CBIS or any of its respective officers and directors during the past two years, reference is made to Form ADV, filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940 by CBIS, herein incorporated by reference (SEC File No. 801-16639).


Item 27. Principal Underwriters.

         (a) CBIS Financial Services, Inc. is the distributor (the "Distributor") for the shares of the Registrant. The Distributor does not also serve as the principal underwriter or placement agent for other registered investment companies.

         (b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 915 Harger Road, Oak Brook, Illinois 60521-1476, unless otherwise noted.

         Brother Michael W. O'Hern, President, Secretary, Treasurer and sole director.

         Neal J. Berkowitz, Finance and Operations Principal.

         (c) Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Rules thereunder will be maintained at the offices of:

Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (records relating to its functions as principal underwriter and administrator.)

Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111 (records relating to its functions as custodian).

Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (records relating to its functions as transfer agent).

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, State of Maryland, on December 20, 1999.


                                    DEVCAP TRUST

                                    By:      /s/ Joseph N. St. Clair
                                             -----------------------
                                    Name:    Joseph N. St. Clair
                                    Title:   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on December 20, 1999.




SIGNATURE                       TITLE                         DATE
---------                       -----                         ----
/s/ Joseph N. St. Clair*        President, Treasurer          December 20, 1999
--------------------------      and Secretary
Joseph N. St. Clair             (Principal Executive
                                and Accounting
                                and Financial Officer)

/s/ James R. Arnold*
--------------------------     Assistant Secretary            December 20, 1999
James R. Arnold

/s/ Gilbert H. Crawford*       Trustee                        December 20, 1999
--------------------------
Gilbert H. Crawford

/s/ Stephen D. Cashin*         Trustee                        December 20, 1999
--------------------------
Stephen D. Cashin

/s/ Donald Carcieri*           Trustee                        December 20, 1999
--------------------------
Donald Carcieri

Edward Veilleux**              ___________                    _________________


Timothy J. Joyce**             ___________                    _________________


Donald S. Houston**            ___________                    _________________




*        Pursuant to the Powers of Attorney filed herewith.

** Nominated as Trustees by the Fund's Independent Trustees at the December 16, 1999 Board of Trustees Meeting.

                                  DEVCAP TRUST
                            Devcap Shared Return Fund

                                  EXHIBIT INDEX
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                             REGISTRATION STATEMENT
                                  ON FORM N-1A



  Exhibit No.              Description of Document
  -----------              -----------------------
    (d)(1).                Investment Management Agreement

    (d)(2).                Investment Sub-Advisory Agreement

    (p)(4).                Revised Powers of Attorney of DEVCAP Trust

                                                                  Exhibit (d)(1)

                        Investment Management Agreement

                                                                 Exhibit (d)(1)


                         INVESTMENT MANAGEMENT AGREEMENT
                         -------------------------------

         INVESTMENT MANAGEMENT AGREEMENT, dated as of___________, 2000 between DEVCAP Trust (the "Trust") on behalf of the DEVCAP Shared Return Fund (the "Portfolio"), a separate, diversified portfolio of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts, and Christian Brothers Investment Services, Inc., a corporation organized under the laws of the State of Illinois (the "Investment Manager").

         WHEREAS, the Trust has been organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts to engage in the business of an open-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the shares (the "Shares") of beneficial interest of the Trust are divided into multiple series ("Series"), including the Portfolio as a separate, non-diversified portfolio of the Trust;

         WHEREAS, the Trust, on behalf of the Portfolio, seeks to retain the Investment Manager for the purpose of making investment decisions for the Portfolio;

         WHEREAS, the Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), and desires to provide services to the Portfolio in consideration of and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, the Portfolio and the Investment Manager agree as follows:

         SECTION 1. Employment as an Investment Manager. The Portfolio being duly authorized hereby employs the Investment Manager as the Portfolio's investment manager, on the terms and conditions set forth herein. The Investment Manager shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Portfolio in any way or otherwise be deemed an agent of the Portfolio.

         SECTION 2. Acceptance of Employment; Standard of Performance. The Investment Manager accepts its employment as the Portfolio's investment manager to manage the investment and reinvestment of the Portfolio's assets and agrees to use its best professional judgment to make timely investment decisions for the Portfolio in accordance with the provisions of this Agreement and to provide the other services set forth in Section 3 of this Agreement, subject to the direction of the Board of Trustees (the "Trustees" or the "Board") and officers of the Trust, for the period, in the manner and on the terms hereinafter set forth.

         SECTION 3. Obligation of and Services to be Provided by the Investment Manager. The Investment Manager undertakes to provide the services hereinafter set forth and to assume the obligations set forth below in this Section 3. The Investment Manager may, with the approval of the Trustees, delegate any of its obligations under this Agreement, to a sub-adviser. To the extent such delegation occurs, all references to "Investment Manager" herein shall be deemed to include any such sub-adviser.

         A. Portfolio Management Services. In providing portfolio management services to the Portfolio, the Investment Manager shall be subject to the investment objectives, policies and restrictions of the Portfolio as set forth in its current prospectus and statement of additional information (as the same may be modified from time to time), the Trust's charter and bylaws and the investment restrictions set forth in the Investment Company Act and the Rules thereunder (as and to the extent set forth in such registration statement or in other documentation furnished to the Investment Manager by the Portfolio), to the provisions of the Internal Revenue Code applicable to the Trust as a regulated investment company and to the supervision and control of the Trustees. The Portfolio understands, and directs, that the Portfolio's assets be invested in a accordance with the written socially responsible investing policies of the Investment Manager, as the same may be amended from time to time. The Investment Manager shall not, without the prior approval of the Portfolio, effect any transactions that would cause the Portfolio to be out of compliance with any of such objectives, restrictions or policies.

         B. Corporate Management Services. Subject to the supervision of the Trustees and officers of the Trust and as reasonably requested by the officers of the Trust or the Trustees, the Investment Manager shall assist the officers of the Trust in the performance of the following services:

                  (1) Prepare reports relating to the business and affairs of the Portfolio as may be mutually agreed upon and not otherwise appropriately prepared by the Portfolio's custodian, legal counsel or auditors;

                  (2) Make such reports and recommendations to the Board concerning the performance of the independent accountants as the Board may reasonably request or deem appropriate;

                  (3) Make such reports and recommendations to the Board concerning the performance and fees of the Portfolio's custodian and transfer and disbursing agent as the Board may reasonably request or deem appropriate;

                  (4) Provide such assistance to the custodian and the Trust's legal counsel and auditors as generally may be required to properly carry on the business and operations of the Portfolio;

                  (5) Refer to the Trust's officers or transfer agent, shareholder inquiries relating to the Portfolio;

                  (6) Employ or provide and compensate the CBIS executive, administrative, secretarial and clerical personnel necessary to supervise the provision of the services set forth in subparagraph 3(B), and shall bear the expense of providing such services, except as may otherwise be provided in Section 8 of this Agreement. The Investment Manager shall also compensate all officers and employees of the Portfolio who are officers or employees of the Investment Manager;

                  (7) Supervise the general management and investment of the Portfolio's assets and securities portfolio subject to and in accordance with the investment objectives and policies of the Portfolio and any directions which the Trustees may issue to the Investment Manager from time to time.

         C.       Provision  of   Information   Necessary  for   Preparation  of
                  Securities  Registration  Statements,   Amendments  and  Other
                  Materials.

                         The Investment Manager will make available and provide financial, accounting and statistical information concerning the Investment Manager required by the
                         Portfolio in the preparation of registration statements, reports and other documents required by federal and state securities laws, and such other information as the Portfolio may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the distribution of the Portfolio's Shares.

         D.       Other Obligations and Services.

                  (1) The Investment Manager shall make available its officers and employees to the Trustees and officers of the Portfolio for consultation and discussions regarding the administration and management of the Portfolio and its investment activities.

                  (2) The Investment Manager will adopt a written code of ethics complying with the requirements of Rule 17j1 under the Investment Company Act (which may be the
                         Portfolio's  code  of  ethics)  and  will  provide  the
                         Portfolio   with  evidence  of  its  adoption.   Within
                         forty-five (45) days of the end of the last calendar quarter of each year while this Agreement is in effect, the President or a Vice President of the Investment Manager shall certify to the Portfolio that the Investment Manager has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of the Investment Manager's code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of the Portfolio, the Investment Manager shall permit the Portfolio, its employees or its agents to examine the reports required to be made by the Investment Manager by Rule 17j1(c)(1).

         SECTION 4. Transaction Procedures. All portfolio transactions for the Portfolio will be consummated by payment to or delivery by the custodian of the Portfolio, Mellon Trust (the "Custodian"), or such depositories or agents as may be designated by the Custodian in writing, as custodian for the Portfolio, of all cash and/or securities due to or from the Portfolio, and the Investment Manager shall not have possession or custody thereof or any responsibility or liability with respect to such custody. The Investment Manager shall advise and confirm in writing to the Custodian all investment orders for the Portfolio placed by it with brokers and dealers at the time and in the manner set forth in Schedule A hereto (as amended from time to time). The Portfolio shall issue to the Custodian such instructions as may be appropriate in connection with the settlement of any transaction initiated by the Investment Manager.

         SECTION 5. Allocation of Brokerage. The Investment Manager shall have authority and discretion to select brokers and dealers to execute portfolio transactions initiated by the Investment Manager, and to select the markets on or in which the transactions will be executed. The Investment Manager will render regular reports to the Portfolio of the total brokerage business placed on behalf of the Portfolio by the Investment Manager and the manner in which such brokerage business has been allocated.

                  A. In doing so, the Investment Manager's primary responsibility shall be to seek to obtain best net price and execution for the Portfolio. However, this responsibility shall not obligate the Investment Manager to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Portfolio, so long as the Investment Manager reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (as defined in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended), provided by such broker or dealer to the Investment Manager viewed in terms of either that particular transaction or of the Investment Manager's overall responsibilities with respect to its clients, including the Portfolio, as to which the Investment Manager exercises investment discretion, notwithstanding that the Portfolio may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Portfolio a lower commission on the particular transaction.

                  B. The Investment Manager shall not execute any portfolio transactions for the Portfolio with a broker or dealer which is an "affiliated person" (as defined in the Investment Company Act) of the Portfolio or the Investment Manager of the Portfolio without the prior written approval of the Portfolio. The Portfolio will provide the Investment Manager with a list of brokers and dealers which are "affiliated persons" of the Portfolio.

         SECTION 6. Proxies. The Investment Manager will vote all proxies solicited by or with respect to the issuers of securities in which assets of the Portfolio may be invested from time to time. Proxies will be voted in accordance with the proxy voting standards from time to time published by the Investment Manager.

         SECTION 7.      Fees for Service

                  A. The compensation of the Investment Manager for its services under this Agreement shall be calculated and paid by the Portfolio in accordance with the attached Schedule B. In addition to the fees set forth in Schedule B, the Portfolio shall reimburse the Investment Manager for all out-of-pocket expenses incurred by the Investment
         Manager for attendance at any meeting outside of the New York metropolitan area in connection with its activities as Investment Manager to the Portfolio.

                  B. In addition to the foregoing, the Investment Manager may from time to time agree not to impose all or a portion of its fee otherwise payable hereunder (in advance of the time such fee or portion thereof would otherwise accrue) and/or undertake to pay or reimburse the Portfolio for all or a portion of its expenses not otherwise required to be borne or reimbursed by the Investment Manager. Any such fee reduction or undertaking may be discontinued or modified by the Investment Manager at any time.

         SECTION 8. Expenses of the Portfolio. It is understood that the Portfolio will pay all its expenses other than those expressly assumed by the Investment Manager herein, which expenses payable by the Portfolio shall include:

                  A.       Fees and expenses of the Investment Manager;

                  B.       Auditing and accounting fees and expenses;

                  C. Fees and expenses for transfer agent, registrar, dividend disbursing agent and shareholder recordkeeping services (including reasonable fees and expenses payable to the Investment Manager for such services);

                  D. Fees and expenses of the custodian of the Trust's assets, including expenses incurred in performing fund accounting and recordkeeping services provided by the custodian;

                  E. Expenses of obtaining quotations for calculating the value of the Portfolio's net assets;

                  F. Salaries and other compensation of any of its executive officers and employees who are not officers, directors, stockholders or employees of the Investment Manager or any of its affiliates;

                  G.       Taxes  and  governmental   fees  levied  against  the
                           Portfolio and the expenses of preparing tax returns and reports;

                  H. Brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Portfolio;

                  I.       Organizational expenses;

                  J. Costs, including the interest expense, of borrowing money;

                  K. Costs and/or fees incident to Trustee and shareholder meetings of the Portfolio, the preparation and mailings of proxy material, prospectuses and reports of the Portfolio to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Portfolio's legal existence, membership dues and fees of investment company industry trade associations, and the registration of Shares with federal and state securities authorities;

                  L. Legal fees and expenses (including reasonable fees for legal services rendered by the Investment Manager or its affiliates), including the legal fees related to the registration and continued qualification of the Portfolio's Shares for sale (and of maintaining the registration of the fund);

                  M. Costs of printing stock certificates, if any, representing Shares of the Portfolio or any other expenses, including clerical expenses of issue, redemption, or repurchase of Shares of the Portfolio;

                  N. Trustees' fees and expenses of Trustees who are not directors, officers, employees or stockholders of the Investment Manager or any of its affiliates;

                  O.       Its pro rata portion of the fidelity bond required by
                           Section 17(g) of the Investment Company Act, or other insurance premiums;

                  P. Fees payable to federal and state authorities in connection with the registration of the Portfolio's Shares.

                  Q. Litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Portfolio or the Trust.

         SECTION 9. Other Investment Activities of Investment Manager and Affiliates of Investment Manager.

                  A.       The  Portfolio   acknowledges   that  the  Investment
                           Manager or one or more of its affiliates has investment responsibilities, renders investment advice to and performs other investment advisory services for other clients ("Client Accounts"), and that the Investment Manager, its affiliates or any of its or their directors, officers, agents or employees may buy, sell or trade in any securities for its or their respective accounts ("Affiliated Accounts"). Subject to the provisions of Sections 2 and 3 hereof, the Portfolio agrees that the Investment Manager or its affiliates may give advice or execute investment responsibility and take such other action with respect to other Client Accounts and Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Portfolio; provided that the Investment Manager acts in good faith; provided, further, that it is the Investment Manager's policy to allocate, within its reasonable discretion, investment opportunities to the Portfolio over a period of time on a fair and equitable basis relative to the Client Accounts and the Affiliated Accounts, taking into account the cash position and the investment objectives and policies of the Portfolio and any specific investment restrictions applicable thereto. The Portfolio acknowledges that one or more Client Accounts and Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose of or otherwise deal with positions in investments in which the Portfolio may have an interest from time to time, whether in transactions which involve the Portfolio or otherwise. The Investment Manager shall have no obligation to acquire for the Portfolio a position in any investment which any Client Account or Affiliated Account may acquire, and the Portfolio shall have no first refusal, coinvestment or other rights in respect of any such investment, either for the Portfolio or otherwise.

                  B. Subject to and in accordance with the Agreement and Declaration of Trust and ByLaws of the Trust and to
                           Section 10(a) of the Investment Company Act, it is understood that Trustees, officers, agents and shareholders of the Portfolio are or may be interested in the Investment Manager or its affiliates as directors, officers, agents or stockholders of the Investment Manager or its affiliates;  that  directors,  officers,  agents  and
                           stockholders of the Investment Manager or its affiliates are or may be interested in the Portfolio as trustees, officers, agents, shareholders or otherwise; that the Investment Manager or its affiliates may be interested in the Portfolio as shareholders or otherwise; and that the effect of any such interests shall be governed by said Agreement and Declaration of Trust, By-Laws and the Investment Company Act.

                  C. The services of the Investment Manager to the Portfolio hereunder are not to be deemed exclusive, and the Investment Manager and any of its affiliates shall be free to render similar services to others. The Investment Manager shall not be obligated to give the Portfolio more favorable or preferential treatment vis-a-vis its other clients.

         SECTION 10. No Personal Liability. Reference is hereby made to the Agreement and Declaration of Trust dated June 25, 1995 establishing the Trust, as amended September 15, 1995 (the "Agreement and Declaration of Trust"), a copy of which has been filed with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. No Trustee, shareholder, officer, agent or employee of the Trust or the Portfolio shall be held to any personal liability hereunder or in connection with the affairs of the Portfolio or the Trust. Only the trust estate under said Agreement and Declaration of Trust is liable under this Agreement. Without limiting the generality of the foregoing, neither the Investment Manager nor any of its officers, directors, shareholders or employees shall, under any circumstances, have recourse or cause or willingly permit recourse to be had directly or indirectly to any personal, statutory, or other liability of any shareholder, Trustee, officer, agent or employee of the Trust or the Portfolio or of any successor of the Trust or the Portfolio, whether such liability now exists or is hereafter incurred for claims against the trust estate, but shall look for payment solely to said trust estate, or the assets of such successor of the Portfolio.

         SECTION 11.     Limitation of Liability.

                  A. The Investment Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Portfolio or the Investment Manager; provided, however, that such acts or omissions shall not have resulted from the Investment Manager's willful misfeasance, bad faith, gross negligence, a violation of the standard of care established by and applicable to the Investment Manager in its actions under this Agreement or reckless disregard of its obligations and duties hereunder.

                  B. No provision of this agreement shall be construed to protect the Investment Manager from liability in violation of Section 17(i) of the Investment Company Act.

         SECTION 12. Confidentiality. Subject to the duty of the Investment Manager and the Portfolio to comply with applicable law, including any demand of any regulatory or taxing authority having jurisdiction, the parties hereto shall treat as confidential all information pertaining to the Portfolio and the actions of the Investment Manager and the Portfolio in respect thereof.

         SECTION 13. Assignment. This Agreement shall terminate automatically in the event of its assignment, as that term is defined in Section 2(a)(4) of the Investment Company Act. The Investment Manager shall notify the Portfolio in writing sufficiently in advance of any proposed change of control, as defined in
Section 2(a)(9) of the Investment Company Act, as will enable the Portfolio to consider whether an assignment as defined in Section 2(a)(4) of the Investment Company Act will occur, and whether to take the steps necessary to enter into a new contract with the Investment Manager. The Investment Manager shall notify the Portfolio of any change in the membership of the Investment Manager within a reasonable time after such change.

         SECTION  14.   Representations,   Warranties   and  Agreements  of  the
Portfolio. The Portfolio represents, warrants and agrees that:

                  A. The Investment Manager has been duly appointed to provide investment services to the Portfolio as contemplated hereby.

                  B. The Portfolio will deliver to the Investment Manager a true and complete copy of its then current prospectus and statement of additional information as effective from time to time and such other documents governing the investment of the Portfolio's assets and such other information as is necessary for the Investment Manager to carry out its obligations under this Agreement.

         SECTION  15.   Representations,   Warranties   and  Agreements  of  the
Investment Manager. The Investment Manager represents, warrants and agrees that:

                  A. It is registered as an "Investment Adviser" under the Investment Advisers Act.

                  B. It will maintain, keep current and preserve on behalf of the Portfolio, in the manner required or permitted by the Act and the Rules promulgated thereunder, the records identified in Schedule C (as Schedule C may be amended from time to time). The Investment Manager agrees that such records are the property of the Portfolio, and will be surrendered to the Portfolio promptly upon request.

                  C. Upon request, the Investment Manager will promptly supply the Portfolio with any information concerning the Investment Manager and its stockholders, employees and affiliates which the Portfolio may reasonably require in connection with their preparation of the registration statement, proxy material, reports, responses to shareholder inquiries or other documents required to be filed under the Investment Company Act, the Securities Act of 1933, as amended, or other applicable securities laws.

                  D. Reference is hereby made to the Agreement and Declaration of Trust, a copy of which has been filed with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The name refers to the Trustees under said Agreement and Declaration of Trust, as Trustees and not personally, and no Trustee, shareholder, officer, agent or employee of the Portfolio shall be held to any personal liability hereunder or in connection with the affairs of the Portfolio, but only the trust estate under said Agreement and Declaration of Trust is liable under this Agreement. Without limiting the generality of the foregoing, neither the Investment Manager nor any of its officers, trustees, partners, shareholders or employees shall, under any circumstances, have recourse or cause or willingly permit recourse to be had directly or indirectly to any personal, statutory, or other liability of any shareholder, Trustee, officer, agent or employee of the Portfolio or of any successor of the Portfolio, whether such liability now exists or is hereafter incurred for claims against the trust estate, but shall look for payment solely to said trust estate, or the assets of such successor of the Portfolio.

         SECTION 16. Amendment. This Agreement may be amended at any time, but only by written agreement among the Investment Manager and the Portfolio, which amendment, other than amendments to Schedules A and C, is subject to the approval of the Trustees and the shareholders of the Portfolio as and to the extent required by the Investment Company Act.

         SECTION 17. Effective Date; Term.

                  A. Unless sooner terminated as provided herein, this Agreement shall continue in effect until ________________, 2000 and shall continue automatically for successive periods of twelve months each, provided such continuance is specifically approved at least annually by
         (i) the Portfolio's Board of Trustees or (ii) a vote of a "majority" (as defined in the Investment Company Act) of the Portfolio's outstanding voting securities; provided, that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the Investment Company Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The aforesaid requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the Investment Company Act and the Rules and Regulations thereunder.

                  B. Notwithstanding the foregoing, this Agreement may be terminated at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Investment Manager. The Investment Manager may terminate this Agreement at any time, without the payment of any penalty, on sixty (60) days' notice to the Investment Manager. This Agreement will terminate automatically in the event of its assignment as defined in the Investment Company Act.

         SECTION 18. Applicable Law. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed and enforced according to the laws of the State of Illinois.

         SECTION 19. Arbitration. Any disputes between the parties to this Agreement involving the construction or application of any of the terms, provisions, or conditions of this Agreement shall be submitted to arbitration; provided, however, that any disputes involving the termination of this Agreement be referred first to the Board of Trustees. The arbitration shall be conducted in accordance with the Rules of the American Arbitration Association. The Portfolio on the one hand, and the Investment Manager, on the other, shall each appoint one person to hear and determine the dispute, and the two persons so chosen shall select a third impartial arbitrator, unless the parties shall otherwise mutually agree with respect to the selection of arbitrators. The decision of the majority of the arbitrators so chosen (or, in the event the parties shall agree to submit the dispute to a single arbitrator, the decision of that arbitrator) shall be final and conclusive upon all parties.

         SECTION 20. Severability. If any term or condition of this Agreement shall be invalid or unenforceable to any extent or in any application, then the remainder of this Agreement, and such term or condition except to such extent or in such application, shall not be affected thereby, and each and every term and condition of this Agreement shall be valid and enforced to the fullest extent and in the broadest application permitted by law.

         SECTION 21. Consultants. The Investment Manager may, in its discretion in connection with the rendering of the management services required under this Agreement, retain such consultants or other parties as it may deem appropriate to furnish information, clerical and other services and assistance for the benefit of the Portfolio, but any fee, compensation or expenses to be paid to any such parties shall be paid by the Investment Manager, and no obligation shall be incurred on the Portfolio's behalf in any such respects.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.


                                 DEVCAP TRUST
                                 (On behalf of the DEVCAP Shared Return Fund)



                                 By:
                                    ------------------------------------------

                                    As  Trustee  pursuant  to an  Agreement  and
                                    Declaration   of  Trust  on  file  with  the
                                    Secretary    of    The    Commonwealth    of
                                    Massachusetts and not individually.


                                 CHRISTIAN BROTHERS INVESTMENT
                                 SERVICES, INC.


                                 By:
                                    ------------------------------------------
                                 Title:
                                       ---------------------------------------

SCHEDULES:        A.     Operational Procedures
                  B.     Fee Schedule
                  C.     Record Keeping Requirements

                            DEVCAP SHARED RETURN FUND

                         Investment Management Agreement

                                   SCHEDULE A
                                   ----------

                             OPERATIONAL PROCEDURES
                             ----------------------

         In order to minimize operational problems, it will be necessary for a flow of information to be supplied to the custodian of the Portfolio, Mellon Trust (the "Custodian").

         The   Investment   Manager  must  furnish  the  Custodian   with  daily
information as to executed trades, or, if no trades are executed, a report to that effect, no later than 5:00 P.M. (New York Time) on the day of the trade. The necessary information can be transmitted via facsimile machine to the Custodian (the direct line to the machine is Attention: _______________). Upon receipt of brokers' confirmations, the Investment Manager or the Custodian must notify the other party if any differences exist. The reporting of trades by the Investment Manager to the Custodian shall include the following information:

         1.       Purchase or sale;

         2.       Security name and description (see trade ticket);

         3. CUSIP Number, NYSE ticker, if applicable or widely recognized security identifier;

         4. Number of shares or units and currency in which the securities are denominated;

         5.       Sales price per share or unit;

         6. Commission rate per share and aggregate commission or if a net trade;

         7.       Executing broker and clearing bank, if any;

         8.       Trade date;

         9.       Settlement date;

         10.      If security is not eligible for DTC;

         11.      Interest purchased or sold from interest bearing security;

         12.      Total net amount of the transaction;

         13.      Exchange where sale was executed;

         14.      Identified tax lot;

         15.      Name of Portfolio and Investment Manager;

         16.      Location of where security is being held if other than DTC.

         When opening accounts with brokers for the Portfolio, the account must be a cash account. No margin accounts in the name of the Portfolio are to be maintained. The broker should be advised to use the Custodian's DTC ID system number (No.) to facilitate the receipt of information by the Custodian. In addition, the Investment Manager should arrange to have duplicate confirmations sent as follows:

         _____________________________
         _____________________________
         _____________________________
         _____________________________
         Attention:___________________

         _____________________________
         _____________________________
         _____________________________
         _____________________________


II.      ALL DTC ELIGIBLE SECURITIES
         ---------------------------

         Depository Trust Company (DTC)
         Agent Bank Name:
         Agent Bank Number:
         Agent Bank Clearing Number:
         Agent Bank Client Number:

III.     DELIVERY INSTRUCTIONS FOR TRANSACTIONS TO BE SETTLED IN [CITY] ARE AS
         ---------------------------------------------------------------------
         FOLLOWS:
         --------

         ALL COMMERCIAL PAPER AND INELIGIBLE DTC SECURITIES - [CITY]
         -----------------------------------------------------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________
         Ref:_________________________

IV.      ALL GOVERNMENT ISSUES DELIVERED THROUGH BOOK ENTRY
         --------------------------------------------------

         Deliver through your area Federal Reserve Bank to:

            ["Delivery vs. payment" in Federal Portfolios]

V.       WIRE INSTRUCTIONS:
         ------------------

         ABA #________________________
         _____________________________
         Attention:___________________
         (Money amount)_______________
         Text:________________________
         Attention:___________________

"Delivery  vs.   Payment"  in  Federal  funds  on  Commercial   Paper  only  and
clearinghouse funds on ineligible DTC securities.

         Telephone instructions shall be provided by separate arrangement with the Custodian.

IV.      DELIVERY INSTRUCTIONS FOR TRANSACTIONS TO BE SETTLED IN NEW YORK
         ----------------------------------------------------------------

PHYSICAL - Stocks, Corporates, Municipal issues, Government, Commercial Paper
--------

         _____________________________
         _____________________________
         _____________________________
         _____________________________
         Attention:___________________


SHIPMENTS
---------

         All physical security shipments must be sent as follows:


REGISTERED/INSURED MAIL
-----------------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________


COURIER SERVICE
---------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________


Each security transfer, regardless of transfer method used, must be accompanied by a transmittal letter, in duplicate, if you require.

                        ---------------------------------


The Custodian will supply the Investment Manager daily with a cash availability report. This will normally be done by telephone so that the Investment Manager may know the amount available for investment purposes.

                            DEVCAP SHARED RETURN FUND

                         Investment Management Agreement

                                   SCHEDULE B
                                   ----------

                             INVESTMENT MANAGER FEE
                             ----------------------

         For the services provided to the Portfolio, the Portfolio will pay to the Investment Manager a fee computed daily and payable monthly equal on an annual basis to .25% of the Portfolio's average daily net assets. The foregoing fee shall be pro-rated for any month during which this Agreement is in effect for only a portion of the month.

                            DEVCAP SHARED RETURN FUND

                         Investment Management Agreement

                                   SCHEDULE C
                                   ----------

               RECORDS TO BE MAINTAINED BY THE INVESTMENT MANAGER
               --------------------------------------------------

2. (Rule 31a-1(b)(5) and (6)) A record of each brokerage order, and all other portfolio purchases and sales, given by the Investment Manager on behalf of the Portfolio for, or in connection with, the purchase or sale of securities, whether executed or unexecuted. Such records shall include:

         A.       The name of the broker;

         B. The terms and conditions of the order and of any modifications or cancellation thereof;

         C.       The time of entry or cancellation;

         D.       The price at which executed;

         E.       The time of receipt of a report of execution; and

         F. The name of the persons who placed the order on behalf of the Portfolio.

3. (Rule 31a-1(b)(9)) A record for each fiscal quarter, completed within ten (10) days after the end of the quarter, showing specifically the basis or bases upon which the allocation of orders for the purchase and sale of portfolio securities to named brokers or dealers was effected, and the division of brokerage commissions or other compensation on such purchase and sale orders. Such record:

         A.       Shall include the consideration given to:

                  (i) The sale of shares of the Portfolio by brokers or dealers.

                  (ii) The supplying of services or benefits by brokers or dealers to:

                           (a)      The Portfolio,

                           (b) The Investment Manager (Christian Brothers Investment Service, Inc.), and

                           (c)      Any person other than the foregoing.

                  (ii) Any other consideration other than the technical qualifications of the brokers and dealers as such.

         B. Shall show the nature of the services or benefits made available.

         C. Shall describe in detail the application of any general or specific formula or other determinant used in arriving at such allocation of purchase and sale orders and such division of brokerage commissions or other compensation.

         D.       The  name  of  the   person   responsible   for   making   the
                  determination   of  such   allocation  and  such  division  of
                  brokerage commissions or other compensation.

4. (Rule 31a-1(b)(10)) A record in the form of an appropriate memorandum identifying the person or persons, committees or groups authorizing the purchase or sale of portfolio securities. Where an authorization is made by a committee or group, a record shall be kept of the names of its members who participate in the authorization. There shall be retained as part of this record any memorandum, recommendation or instruction supporting or authorizing the purchase or sale of portfolio securities and such other information as is appropriate to support the authorization.*

5. (Rule 31a-1(f)) Such accounts, books and other documents as are required to be maintained by registered investment managers by rule adopted under Section 204 of the Investment Advisers Act, to the extent such records are necessary or appropriate to record the Investment Adviser's transactions with the Portfolio.

--------
* Such information might include: the current Form 10-K, annual and quarterly reports, press releases, reports by analysts and from brokerage firms (including their recommendation: i.e., buy, sell, hold) or any internal reports or Investment Manager reviews.

                                                                  Exhibit (d)(2)


                       Investment Sub-Advisory Agreement

                                                                  Exhibit (d)(2)


                        INVESTMENT SUB-ADVISORY AGREEMENT
                        ---------------------------------

         INVESTMENT SUB-ADVISORY AGREEMENT, dated as of___________, 2000 between Christian Brothers Investment Services, Inc., a corporation organized under the laws of the State of Illinois ("CBIS") and RhumbLine Advisers, a __________ (the "Sub-Adviser") with respect to the DEVCAP Shared Return Fund (the "Portfolio"), a separate, diversified portfolio of the DEVCAP Trust, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust").

         WHEREAS, the Trust has been organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts to engage in the business of an open-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the shares (the "Shares") of beneficial interest of the Trust may be divided into multiple series ("Series"), including the Portfolio as a separate, non-diversified portfolio of the Trust;

         WHEREAS, the Trust, on behalf of the Portfolio, has retained CBIS for the purpose of making investment decisions for the Portfolio;

         WHEREAS, CBIS wishes to retain the Sub-Adviser to act as investment sub-adviser with respect to the Portfolio and to delegate to the Sub-Adviser certain duties of CBIS under the Investment Management Agreement by and between the Trust and CBIS;

         WHEREAS, the Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"), and desires to provide services to the Portfolio in consideration of and on the terms and conditions hereinafter set forth;

         NOW, THEREFORE, CBIS and the Sub-Adviser agree as follows:

         SECTION 1. Employment as Sub-Adviser. CBIS being duly authorized hereby employs the Sub-Adviser as Sub-Adviser of the assets of the Portfolio, on the terms and conditions set forth herein. The Sub-Adviser shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent CBIS in any way or otherwise be deemed an agent of CBIS.

         SECTION 2. Acceptance of Employment; Standard of Performance. The Sub-Adviser accepts its employment as Sub-Adviser of the Portfolio's assets to manage the investment and reinvestment of the Portfolio's assets and agrees to use its best professional judgment to make timely investment decisions for the Portfolio in accordance with the provisions of this Agreement and to provide the other services set forth in Section 3 of this Agreement, subject to the general direction of CBIS and the Board of Trustees (the "Trustees" or the "Board") and officers of the Trust, for the period, in the manner and on the terms hereinafter set forth.

         SECTION  3.   Obligation   of  and  Services  to  be  Provided  by  the
Sub-Adviser. The Sub-Adviser undertakes to provide the services hereinafter set forth and to assume the obligations set forth below in this Section 3.

         A. Portfolio Management Services. In providing portfolio management services to the Portfolio, the Sub-Adviser shall be subject to the investment objectives, policies and restrictions of the

Portfolio (including the socially responsible investing criteria communicated in writing to the Sub-Adviser by CBIS from time to time) as set forth in its current prospectus and statement of additional information (as the same may be modified from time to time), the Trust's charter and bylaws and the investment restrictions set forth in the Investment Company Act and the Rules thereunder (as and to the extent set forth in such registration statement or in other documentation furnished to the Sub-Adviser by the Portfolio or CBIS), to the provisions of the Internal Revenue Code applicable to the Trust as a regulated investment company and to the supervision and control of the Trustees. The Sub-Adviser shall not, without the prior approval of the Portfolio, effect any transactions that would cause the Portfolio to be out of compliance with any of such objectives, restrictions or policies.

         B. Corporate Management Services. Subject to the supervision of the Trustees and officers of the Trust and as reasonably requested by the officers of the Trust or the Trustees, the Sub-Adviser shall assist the officers of the Trust in the performance of the following services:

                  (1) Prepare reports relating to the business and affairs of the Portfolio as may be mutually agreed upon and not otherwise appropriately prepared by the Portfolio's custodian, legal counsel or auditors;

                  (2) Provide such assistance to the custodian and the Trust's legal counsel and auditors as generally may be required to properly carry on the business and operations of the Portfolio;

                  (3) Refer to the Trust's officers or transfer agent, shareholder inquiries relating to the Portfolio;

                  (4) Employ or provide and compensate the executive, administrative, secretarial and clerical personnel necessary to supervise the provision of the services set forth in subparagraph 3(B), and shall bear the expense of providing such services, except as may otherwise be provided in Section 8 of this Agreement.

                  (5) Supervise the general management and investment of the Portfolio's assets and securities portfolio subject to and in accordance with the investment objectives and policies of the Portfolio and any directions which the Trustees may issue to CBIS or the Sub-Adviser from time to time; and

         C.       Provision  of   Information   Necessary  for   Preparation  of
                  Securities  Registration  Statements,   Amendments  and  Other
                  Materials.

                         The Sub-Adviser will make available and provide financial, accounting and statistical information concerning the Sub-Adviser required by the Portfolio in the preparation of registration statements, reports and other documents required by federal and state securities laws, and such other information as the Portfolio may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the distribution of the Portfolio's Shares.

         D.       Other Obligations and Services.

                  (1) The Sub-Adviser shall make available its officers and employees to the Trustees and officers of the Portfolio and to the employees of the Investment Manager for consultation and discussions regarding the administration and management of the Portfolio and its investment activities.

                  (2) The Sub-Adviser will adopt a written code of ethics complying with the requirements of Rule 17j1 under the Investment Company Act (which may be the Portfolio's code of ethics) and will provide the Portfolio with evidence of its adoption. Within forty-five (45) days of the end of the last calendar quarter of each year while this Agreement is in effect, the President or a Vice President of the Sub-Adviser shall certify to the Portfolio that the Sub-Adviser has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of the code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of the Portfolio, the Sub-Adviser shall permit the Portfolio, its employees or its agents to examine the reports required to be made by the Sub-Adviser by Rule 17j1(c)(1).

                  (3) Not later than the 10th day of each month, the Sub-Adviser shall deliver a written report to CBIS relating to compliance and other matters affecting the Portfolio and the Sub-Adviser during the immediately preceding month (the "Monthly Report"). The Monthly Report shall be in such form reasonably prescribed from time to time by CBIS. The Monthly Report shall include without limitation the following: a statement indicating whether or not the investment policies or limitations applicable to the Portfolio were violated; a statement indicating whether or not the Sub-Adviser caused or has knowledge of any violation of law or regulation applicable to the Portfolio; a statement describing fully the facts and circumstances relating to any violations described in the preceding sentences; a statement of the steps taken by the Sub-Adviser to cure any such violations; a statement of the steps taken by the Sub-Adviser to reasonably assure that any such violation shall not occur in the future; a statement indicating whether or not the sub-adviser or any of its employees is the subject of, or aware of, any investigation or other preceding related to the Sub-Adviser or any of its employees by any federal or state entity or self regulatory organization having jurisdiction over the Sub-Adviser; and a statement indicating whether or not the sub-adviser is in compliance with all laws and regulations material to the conduct of its business. The Monthly Report shall also include a description of the Sub-Adviser's policies and practices relating to best execution, trade allocation, bunched or batch trading, soft dollars, payment for order flow, personal trading and principle trading.

         SECTION 4. Transaction Procedures. All portfolio transactions for the Portfolio will be consummated by payment to or delivery by the custodian of the Portfolio, Mellon Trust (the "Custodian"), or such depositories or agents as may be designated by the Custodian in writing, as custodian for the Portfolio, of all cash and/or securities due to or from the Portfolio, and the Sub-Adviser shall not have possession or custody thereof or any responsibility or liability with respect to such custody. The Sub-Adviser shall advise and confirm in writing to the Custodian all investment orders for the Portfolio placed by it with brokers and dealers at the time and in the manner set forth in Schedule A hereto (as amended from time to time). The Portfolio shall issue to the Custodian such instructions as may be appropriate in connection with the settlement of any transaction initiated by the Sub-Adviser.

         SECTION 5. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers and dealers to execute portfolio transactions initiated by the Sub-Adviser, and to select the markets on or in which the transactions will be executed. The Sub-Adviser will render regular reports to the Portfolio of the total brokerage business placed on behalf of the Portfolio by the Sub-Adviser and the manner in which such brokerage business has been allocated.

                  A. In doing so, the Sub-Adviser's primary responsibility shall be to seek to obtain best net price and execution for the Portfolio. However, this responsibility shall not obligate the Sub-Adviser to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Portfolio, so long as the Sub-Adviser reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (as defined in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended), provided by such broker or dealer to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Portfolio, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Portfolio may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Portfolio a lower commission on the particular transaction.

                  B. The Sub-Adviser shall not execute any portfolio transactions for the Portfolio with a broker or dealer which is an "affiliated person" (as defined in the Investment Company Act) of the Portfolio or the Sub-Adviser of the Portfolio without the prior written approval of the Portfolio. The Portfolio will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Portfolio.

         SECTION 6. Proxies. The Sub-Adviser shall not vote any proxies solicited by or with respect to the issuers of securities in which assets of the Portfolio may be invested from time to time.

         SECTION 7. Fees for Services.

         The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by CBIS in accordance with the attached Schedule B.

         SECTION 8. Expenses of the Portfolio. It is understood that the Portfolio will pay all its expenses other than those expressly assumed by the Sub-Adviser herein, which expenses payable by the Portfolio shall include:

                  A.       Auditing and accounting fees and expenses;

                  B. Fees and expenses for transfer agent, registrar, dividend disbursing agent and shareholder recordkeeping services (including reasonable fees and expenses payable to the Sub-Adviser for such services);

                  C. Fees and expenses of the custodian of the Trust's assets, including expenses incurred in performing fund accounting and recordkeeping services provided by the custodian;

                  D. Expenses of obtaining quotations for calculating the value of the Portfolio's net assets;

                  E. Salaries and other compensation of any of its executive officers and employees who are not officers, directors, stockholders or employees of the Sub-Adviser or any of its affiliates;

                  F.       Taxes  and  governmental   fees  levied  against  the
                           Portfolio and the expenses of preparing tax returns and reports;

                  G. Brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Portfolio;

                  H.     Organizational expenses of the Portfolio;

                  I. Costs, including the interest expense, of borrowing money;

                  J. Costs and/or fees incident to Trustee and shareholder meetings of the Portfolio, the preparation and mailings of proxy material, prospectuses and reports of the Portfolio to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Portfolio's legal existence, membership dues and fees of investment company industry trade associations, and the registration of Shares with federal and state securities authorities;

                  K. Legal fees and expenses (including reasonable fees for legal services rendered by the Sub-Adviser or its affiliates), including the legal fees related to the registration and continued qualification of the Portfolio's Shares for sale (and of maintaining the registration of the fund);

                  L. Costs of printing stock certificates, if any, representing Shares of the Portfolio or any other expenses, including clerical expenses of issue, redemption, or repurchase of Shares of the Portfolio;

                  M. Trustees' fees and expenses of Trustees who are not directors, officers, employees or stockholders of the Sub-Adviser or any of its affiliates;

                  N.       Its pro rata portion of the fidelity bond required by
                           Section 17(g) of the Investment Company Act, or other insurance premiums;

                  O. Fees payable to federal and state authorities in connection with the registration of the Portfolio's Shares.

                  P. Litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Portfolio or the Trust.

         SECTION 9. Other Investment Activities of Sub-Adviser and Affiliates of Sub-Adviser.

                  A. The Sub-Adviser or one or more of its affiliates has investment responsibilities, renders investment advice to and performs other investment advisory services for other clients ("Client Accounts"), and the Sub-Adviser, its affiliates or any of its or their directors, officers, agents or employees may buy, sell or trade in any securities for its or their respective accounts ("Affiliated Accounts"). Subject to the provisions of Sections 2 and 3 hereof, the Sub-Adviser or its affiliates may give advice or execute investment responsibility and take such other action with respect to other Client Accounts and Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Portfolio; provided that the Sub-Adviser acts in good faith; provided, further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Portfolio over a period of time on a fair and equitable basis relative to the Client Accounts and the Affiliated Accounts, taking into account the cash position and the investment objectives and policies of the Portfolio and any specific investment restrictions applicable thereto. One or more Client Accounts and Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose of or otherwise deal with positions in investments in which the Portfolio may have an interest from time to time, whether in transactions which involve the Portfolio or otherwise. The Sub-Adviser shall have no obligation to acquire for the Portfolio a position in any investment which any Client Account or Affiliated Account may acquire, and the Portfolio shall have no first refusal, coinvestment or other rights in respect of any such investment, either for the Portfolio or otherwise.

                  B. Subject to and in accordance with the Agreement and Declaration of Trust and ByLaws of the Trust and to
                           Section 10(a) of the Investment Company Act, it is understood that Trustees, officers, agents and shareholders of the Portfolio are or may be interested in the Sub-Adviser or its affiliates as directors, officers, agents or stockholders of the Sub-Adviser or its affiliates; that directors, officers, agents and stockholders of the Sub-Adviser or its affiliates are or may be interested in the Portfolio as trustees, officers, agents, shareholders or otherwise; that the Sub-Adviser or its affiliates may be interested in the Portfolio as shareholders or otherwise; and that the effect of any such interests shall be governed by said Agreement and Declaration of Trust, By-Laws and the Investment Company Act.

                  C. The services of the Sub-Adviser to the Portfolio hereunder are not to be deemed exclusive, and the Sub-Adviser and any of its affiliates shall be free to render similar services to others. The Sub-Adviser shall not be obligated to give the Portfolio more favorable or preferential treatment vis-a-vis its other clients.

         SECTION 10. No Personal Liability. Reference is hereby made to the Agreement and Declaration of Trust dated June 29, 1995 establishing the Trust, as amended September 15, 1995, a copy of which has been filed with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. No Trustee, shareholder, officer, agent or employee of the Trust or the Portfolio shall be held to any personal liability hereunder or in connection with the affairs of the Portfolio or the Trust. Only the trust estate under said Agreement and Declaration of Trust is liable under this Agreement. Without limiting the generality of the foregoing, neither the Sub-Adviser nor any of its officers, directors, shareholders or employees shall, under any circumstances, have recourse or cause or willingly permit recourse to be had directly or indirectly to any personal, statutory, or other liability of any shareholder, Trustee, officer, agent or employee of the Trust or the Portfolio or of any successor of the Trust or the Portfolio, whether such liability now exists or is hereafter incurred for claims against the trust estate, but shall look for payment solely to said trust estate, or the assets of such successor of the Portfolio.

         SECTION 11. Limitation of Liability.

                  A. The Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Portfolio or the Sub-Adviser; provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence, a violation of the standard of care established by and applicable to the Sub-Adviser in its actions under this Agreement or reckless disregard of its obligations and duties hereunder.

                  B. No provision of this agreement shall be construed to protect the Sub-Adviser from liability in violation of Section 17(i) of the Investment Company Act.

         SECTION  12.  Confidentiality.   Subject  to  the  duty  of  CBIS,  the
Sub-Adviser and the Portfolio to comply with applicable law, including any demand of any regulatory or taxing authority having jurisdiction, the parties hereto shall treat as confidential all information pertaining to the Portfolio and the actions of CBIS, the Sub-Adviser and the Portfolio in respect thereof.

         SECTION 13. Assignment. This Agreement shall terminate automatically in the event of its assignment, as that term is defined in Section 2(a)(4) of the Investment Company Act. The Sub-Adviser shall notify the Portfolio in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Investment Company Act, as will enable the Portfolio to consider whether an assignment as defined in Section 2(a)(4) of the Investment Company Act will occur, and whether to take the steps necessary to enter into a new contract with the Sub-Adviser. The Sub-Adviser shall notify the Portfolio of any change in the membership of the Sub-Adviser within a reasonable time after such change.

         SECTION 14. Representations, Warranties and Agreements of CBIS. CBIS represents, warrants and agrees that:

                  A. CBIS has been duly appointed to provide investment services to the Portfolio as contemplated hereby.

                  B. CBIS will deliver to the Sub-Adviser a true and complete copy of the then current prospectus and statement of additional information of the Portfolio as effective from time to time and such other documents governing the investment of the Portfolio's assets and such other information as is necessary for the Sub-Adviser to carry out its obligations under this Agreement.

         SECTION  15.   Representations,   Warranties   and  Agreements  of  the
Sub-Adviser. The Sub-Adviser represents, warrants and agrees that:

                  A. It is registered as an "Investment Adviser" under the Investment Advisers Act.

                  B. It will maintain, keep current and preserve on behalf of the Investment Manager and the Portfolio, in the manner required or permitted by the Act and the Rules promulgated thereunder, the records identified in Schedule C (as Schedule C may be amended from time to time). The Sub-Adviser agrees that such records are the property of the Investment Manager and the Portfolio, and will be surrendered to the Investment Manager or the Portfolio promptly upon request.

                  C. Upon request, the Sub-Adviser will promptly supply the Investment Manager and the Portfolio with any information concerning the Sub-Adviser and its stockholders, employees and affiliates which the Investment Manager or the Portfolio may reasonably require in connection with their preparation of the registration statement, proxy material, reports, responses to shareholder inquiries or other documents required to be filed under the Investment Company Act, the Securities Act of 1933, as amended, or other applicable securities laws.

                  D. Reference is hereby made to the Agreement and Declaration of Trust, a copy of which has been filed with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The name refers to the Trustees under said Agreement and Declaration of Trust, as Trustees and not personally, and no Trustee, shareholder, officer, agent or employee of the Portfolio shall be held to any personal liability hereunder or in connection with the affairs of the Portfolio, but only the trust estate under said Agreement and Declaration of Trust is liable under this Agreement. Without limiting the generality of the foregoing, neither the Sub-Adviser nor any of its officers, trustees, partners, shareholders or employees shall, under any circumstances, have recourse or cause or willingly permit recourse to be had directly or indirectly to any personal, statutory, or other liability of any shareholder, Trustee, officer, agent or employee of the Portfolio or of any successor of the Portfolio, whether such liability now exists or is hereafter incurred for claims against the trust estate, but shall look for payment solely to said trust estate, or the assets of such successor of the Portfolio.

         SECTION 16. Amendment. This Agreement may be amended at any time, but only by written agreement between CBIS and the Sub-Adviser, which amendment, other than amendments to Schedules A and C, is subject to the approval of the Trustees and the shareholders of the Portfolio as and to the extent required by the Investment Company Act.

         SECTION 17. Effective Date; Term.

                  A. Unless sooner terminated as provided herein, this Agreement shall continue in effect until ________________, 2000 and shall continue automatically for successive periods of twelve months each, provided such continuance is specifically approved at least annually by
         (i) the

         Portfolio's Board of Trustees or (ii) a vote of a "majority" (as defined in the Investment Company Act) of the Portfolio's outstanding voting securities; provided, that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the Investment Company Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The aforesaid requirement that continuance of this Agreement be "specifically approved at least annually" shall be construed in a manner consistent with the Investment Company Act and the Rules and Regulations thereunder.

                  B. Notwithstanding the foregoing, this Agreement may be terminated at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Sub-Adviser. CBIS may terminate this Agreement at any time, without the payment of any penalty, on sixty (60) days' written notice to the Trustees and the Sub-Advisers. The Sub-Adviser may terminate this Agreement at any time, without the payment of any penalty, on ninety (90) days' notice to CBIS. This Agreement will terminate automatically in the event of its assignment as defined in the Investment Company Act.

         SECTION 18. Applicable Law. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed and enforced according to the laws of the State of Illinois.

         SECTION 19. Arbitration. Any disputes between CBIS and the Sub-Adviser involving the construction or application of any of the terms, provisions, or conditions of this Agreement shall be submitted to arbitration; provided, however, that any disputes involving the termination of this Agreement be referred first to the Board of Trustees. The arbitration shall be conducted in accordance with the Rules of the American Arbitration Association. CBIS, on the one hand, and the Sub-Adviser, on the other, shall each appoint one person to hear and determine the dispute, and the two persons so chosen shall select a third impartial arbitrator, unless the parties shall otherwise mutually agree with respect to the selection of arbitrators. The decision of the majority of the arbitrators so chosen (or, in the event the parties shall agree to submit the dispute to a single arbitrator, the decision of that arbitrator) shall be final and conclusive upon all parties.

         SECTION 20. Severability. If any term or condition of this Agreement shall be invalid or unenforceable to any extent or in any application, then the remainder of this Agreement, and such term or condition except to such extent or in such application, shall not be affected thereby, and each and every term and condition of this Agreement shall be valid and enforced to the fullest extent and in the broadest application permitted by law.

         SECTION 21. Consultants. The Sub-Adviser may, in its discretion in connection with the rendering of the management services required under this Agreement, retain such consultants or other parties as it may deem appropriate to furnish information, clerical and other services and assistance for the benefit of the Portfolio, but any fee, compensation or expenses to be paid to any such parties shall be paid by the Sub-Adviser, and no obligation shall be incurred on the Portfolio's behalf in any such respects.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.


                                RHUMBLINE ADVISERS



                                By:________________________________________

                                Title:_____________________________________


                                CHRISTIAN BROTHERS INVESTMENT
                                SERVICES, INC.



                                By:________________________________________

                                Title:_____________________________________


SCHEDULES:        A.     Operational Procedures
                  B.     Fee Schedule
                  C.     Record Keeping Requirements

                            DEVCAP SHARED RETURN FUND

                        Investment Sub-Advisory Agreement

                                   SCHEDULE A
                                   ----------

                             OPERATIONAL PROCEDURES
                             ----------------------


         In order to minimize operational problems, it will be necessary for a flow of information to be supplied to the custodian of the Portfolio, Mellon Trust (the "Custodian").

         The Sub-Adviser must furnish the Custodian with daily information as to executed trades, or, if no trades are executed, a report to that effect, no later than 5:00 P.M. (New York Time) on the day of the trade. The necessary information can be transmitted via facsimile machine to the Custodian (the direct line to the machine is Attention: _______________). Upon receipt of brokers' confirmations, the Sub-Adviser or the Custodian must notify the other party if any differences exist. The reporting of trades by the Sub-Adviser to the Custodian shall include the following information:

         1.       Purchase or sale;

         2.       Security name and description (see trade ticket);

         3. CUSIP Number, NYSE ticker, if applicable or widely recognized security identifier;

         4. Number of shares or units and currency in which the securities are denominated;

         5.       Sales price per share or unit;

         6. Commission rate per share and aggregate commission or if a net trade;

         7.       Executing broker and clearing bank, if any;

         8.       Trade date;

         9.       Settlement date;

         10.      If security is not eligible for DTC;

         11.      Interest purchased or sold from interest bearing security;

         12.      Total net amount of the transaction;

         13.      Exchange where sale was executed;

         14.      Identified tax lot;

         15.      Name of Portfolio and Sub-Adviser;

         16.      Location of where security is being held if other than DTC.

         When opening accounts with brokers for the Portfolio, the account must be a cash account. No margin accounts in the name of the Portfolio are to be maintained. The broker should be advised to use the Custodian's DTC ID system number (No.) to facilitate the receipt of information by the Custodian. In addition, the Sub-Adviser should arrange to have duplicate confirmations sent as follows:

         _____________________________
         _____________________________
         _____________________________
         _____________________________
         Attention:___________________

         _____________________________
         _____________________________
         _____________________________
         _____________________________


II.      ALL DTC ELIGIBLE SECURITIES
         ---------------------------

                  Depository Trust Company (DTC)
                  Agent Bank Name:
                  Agent Bank Number:
                  Agent Bank Clearing Number:
                  Agent Bank Client Number:

III.     DELIVERY INSTRUCTIONS FOR TRANSACTIONS TO BE SETTLED IN [CITY] ARE AS
         ---------------------------------------------------------------------
         FOLLOWS:
         --------

         ALL COMMERCIAL PAPER AND INELIGIBLE DTC SECURITIES - [CITY]
         -----------------------------------------------------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________
         Ref:_________________________


IV.      ALL GOVERNMENT ISSUES DELIVERED THROUGH BOOK ENTRY
         --------------------------------------------------

         Deliver through your area Federal Reserve Bank to:

             ["Delivery vs. payment" in Federal Portfolios]

V.       WIRE INSTRUCTIONS:
         ------------------

         ABA #________________________
         _____________________________
         Attention:___________________
         (Money amount)_______________
         Text:________________________
         Attention:___________________

"Delivery  vs.   Payment"  in  Federal  funds  on  Commercial   Paper  only  and
clearinghouse funds on ineligible DTC securities.

         Telephone instructions shall be provided by separate arrangement with the Custodian.

VI.      DELIVERY INSTRUCTIONS FOR TRANSACTIONS TO BE SETTLED IN NEW YORK
         ----------------------------------------------------------------

         PHYSICAL - Stocks, Corporates, Municipal issues, Government, Commercial
         --------   Paper

         _____________________________
         _____________________________
         _____________________________
         Attention:___________________


         SHIPMENTS
         ---------

         All physical security shipments must be sent as follows:

         REGISTERED/INSURED MAIL
         -----------------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________


         COURIER SERVICE
         ---------------

         _____________________________
         _____________________________
         _____________________________
         _____________________________



Each security transfer, regardless of transfer method used, must be accompanied by a transmittal letter, in duplicate, if you require.

                             ----------------------


The Custodian will supply the Sub-Adviser daily with a cash availability report. This will normally be done by telephone so that the Sub-Adviser may know the amount available for investment purposes.

                            DEVCAP SHARED RETURN FUND

                        Investment Sub-Advisory Agreement

                                   SCHEDULE B
                                   ----------

                                 SUB-ADVISER FEE
                                 ---------------

         For the services provided to CBIS under this Agreement, CBIS will pay to the Sub-Adviser a quarterly fee computed as follows.


               Aggregate amount of
           assets managed by RhumbLine
           as sub-adviser for all CBIS
        clients (including the Portfolio)
           under any Agreement between
               CBIS and RhumbLine                                  Fee
-------------------------------------------------           -----------------
First $25 million                                                  .07%
Next $25 million                                                   .06%
Next $50 million                                                   .05%
Next $50 million                                                   .04%
Excess                                                             .0375%


         The Sub-Adviser shall furnish to CBIS a statement for the aggregate fee payable under this Agreement and any other sub-advisory agreement by and between CBIS and the Sub-Adviser for each quarter during which services are performed by the Sub-Adviser prior to the end of such quarter. Such statement shall include the value of the aggregate assets that determines the applicable rate at which such fee is payable and show the calculation by which such fee is determined. CBIS shall pay to the Sub-Adviser the amount payable pursuant to any such statement not later than the last day of the quarter following the quarter during which the services for the payment of which the fee is payable were rendered.

                            DEVCAP SHARED RETURN FUND

                        Investment Sub-Advisory Agreement

                                   SCHEDULE C
                                   ----------

                   RECORDS TO BE MAINTAINED BY THE SUB-ADVISER
                   -------------------------------------------

1. (Rule 31a-1(b)(5) and (6)) A record of each brokerage order, and all other portfolio purchases and sales, given by the Sub-Adviser on behalf of the Portfolio for, or in connection with, the purchase or sale of securities, whether executed or unexecuted. Such records shall include:

         A.       The name of the broker;

         B. The terms and conditions of the order and of any modifications or cancellation thereof;

         C.       The time of entry or cancellation;

         D.       The price at which executed;

         E.       The time of receipt of a report of execution; and

         F. The name of the persons who placed the order on behalf of the Portfolio.

2. (Rule 31a-1(b)(9)) A record for each fiscal quarter, completed within ten (10) days after the end of the quarter, showing specifically the basis or bases upon which the allocation of orders for the purchase and sale of portfolio securities to named brokers or dealers was effected, and the division of brokerage commissions or other compensation on such purchase and sale orders. Such record:

         A.       Shall include the consideration given to:

                  (i) The sale of shares of the Portfolio by brokers or dealers.

                  (ii) The supplying of services or benefits by brokers or dealers to:

                           (a)      The Portfolio,

                           (b)      The Sub-Adviser (RhumbLine Advisers), and

                           (c)      Any person other than the foregoing.

                  (iii) Any other consideration other than the technical qualifications of the brokers and dealers as such.

         B. Shall show the nature of the services or benefits made available.

         C. Shall describe in detail the application of any general or specific formula or other determinant used in arriving at such allocation of purchase and sale orders and such division of brokerage commissions or other compensation.

         D.       The  name  of  the   person   responsible   for   making   the
                  determination   of  such   allocation  and  such  division  of
                  brokerage commissions or other compensation.

3. (Rule 31a-1(b)(10)) A record in the form of an appropriate memorandum identifying the person or persons, committees or groups authorizing the purchase or sale of portfolio securities. Where an authorization is made by a committee or group, a record shall be kept of the names of its members who participate in the authorization. There shall be retained as part of this record any memorandum, recommendation or instruction supporting or authorizing the purchase or sale of portfolio securities and such other information as is appropriate to support the authorization.*

4. (Rule 31a-1(f)) Such accounts, books and other documents as are required to be maintained by registered Sub-Advisers by rule adopted under Section 204 of the Investment Advisers Act, to the extent such records are necessary or appropriate to record the Investment Adviser's transactions with the Portfolio.

-------------
* Such information might include: the current Form 10-K, annual and quarterly reports, press releases, reports by analysts and from brokerage firms (including their recommendation: i.e., buy, sell, hold) or any internal reports or Investment Manager reviews.

                                 Exhibit (p)(4)

                                  DEVCAP TRUST


         The undersigned hereby constitutes and appoints Joseph N. St. Clair, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by DEVCAP Trust on behalf of the DEVCAP Shared Return Fund (the "Trust") with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933 and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents have, and may exercise, all of the powers hereby conferred.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 20th day of December, 1999.



                                           /s/ James R. Arnold
                                           -----------------------
                                               James R. Arnold

                                  DEVCAP TRUST


         The undersigned hereby constitutes and appoints Joseph N. St. Clair, James R. Arnold, Gilbert H. Crawford, and Stephen D. Cashin and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by DEVCAP Trust on behalf of the DEVCAP Shared Return Fund (the "Trust") with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933 and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents have, and may exercise, all of the powers hereby conferred.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 20th day of December, 1999.



                                             /s/ Donald Carcieri
                                             -----------------------
                                                 Donald Carcieri

                                  DEVCAP TRUST


         The undersigned hereby constitutes and appoints Joseph N. St. Clair, James R. Arnold, Donald Carcieri and Stephen D. Cashin and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by DEVCAP Trust on behalf of the DEVCAP Shared Return Fund (the "Trust") with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933 and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents have, and may exercise, all of the powers hereby conferred.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 20th day of December, 1999.



                                              /s/ Gilbert H. Crawford
                                             --------------------------
                                                  Gilbert H. Crawford

                                  DEVCAP TRUST


         The undersigned hereby constitutes and appoints Joseph N. St. Clair, James R. Arnold, Gilbert H. Crawford, and Donald Carcieri and each of them, with full powers of substitution as his true and lawful attorneys and agents to execute in his name and on his behalf in any and all capacities the Registration Statement on Form N-1A, and any and all amendments thereto, filed by DEVCAP Trust on behalf of the DEVCAP Shared Return Fund (the "Trust") with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933 and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the Securities and Exchange Commission, and the securities or Blue Sky laws of any state or other jurisdiction, and the undersigned hereby ratifies and confirms as his own act and deed any and all that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents have, and may exercise, all of the powers hereby conferred.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 20th day of December, 1999.



                                             /s/ Stephen D. Cashin
                                             --------------------------
                                                 Stephen D. Cashin